--------------------------------------------------------------------------------

                   ------------------------------------------

                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.

                   ------------------------------------------

                     SEMI-ANNUAL REPORT | SEPTEMBER 30, 2000

                               [LOGO] Smith Barney
                                      Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

             -------------------------------------------------------
             NOT FDIC INSURED O NOT BANK GUARANTEED O MAY LOSE VALUE
             -------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

For years, individuals and businesses have looked to the investment professionals of SSB Citi Fund Management LLC ("SSB Citi") for thoughtful insights and advice. For some, the solution has been an investment strategy, incorporating multiple stock, bond and money market mutual funds. Others have invested with specific portfolio managers who are recognized for their insights and record.

                                                               [PHOTO]

                                                               HEATH B.
                                                               MCLENDON

                                                               Chairman

Since the introduction of the first money fund in 1972, the explosive growth of money funds has gone hand and hand with the growth of the entire mutual fund industry. Over the last 28 years, millions of investors worldwide have made money market funds a key part of their investment portfolios. While all investments involve some degree of risk, money market funds provide investors with an opportunity to earn current short-term interest rates with a higher degree of liquidity than most other types of mutual funds.(1)

For those of you who are new shareholders, I would like to extend a warm welcome to you on behalf of everyone here at SSB Citi. The Smith Barney Municipal Money Market Fund, Inc. ("Fund") seeks to provide investors with tax-exempt income(2) from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal. Portfolio managers Joseph P. Deane and Joseph Benevento use a system of fundamental credit analysis to identify what they deem to be undervalued sectors and individual securities. They only select securities of issuers that they believe present minimal credit risk.

When you invest with SSB Citi, you can do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

October 20, 2000

----------
(1) Please note that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.
(2) Please note a portion of the income from the Fund is subject to the Alternative Minimum Tax ("AMT").


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 1

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended September 30, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

                                                                  [PHOTO]

                                                                  JOSEPH
                                                                  BENEVENTO

                                                                  Vice President

                                                                  [PHOTO]

                                                                  JOSEPH P.
                                                                  DEANE

                                                                  Vice President

Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 6 through 34 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of September 30, 2000 and is subject to change. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

The Fund seeks to provide investors with income exempt from federal income tax by investing in a portfolio of high-quality, short-term, municipal obligations selected for liquidity and stability of principal.(1)

As of September 30, 2000, the Fund's seven-day current yield was 4.15%. The Fund's seven-day effective yield(2) -- which reflects compounding -- was 4.24%.

Please note that your investment in the Fund is neither insured, nor guaranteed, by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

----------
(1) Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").
(2) The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Fund or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

Municipal Bond Market and Economic Overview & Outlook

Municipal bonds have been a very simple story throughout 2000. They started at relatively inexpensive valuations and then rallied. Stable interest rates and a robust economy with few excesses have helped to paint a bullish picture for bonds in general, while declining new issue supply may be further bolstering the municipal bond market. In addition, a vibrant national economy has produced large cash surpluses in many states and municipalities, causing general improvement in the credit quality of municipal securities and giving comfort to many investors regarding the credit worthiness of their securities.

From our point of view, the past few months have been a positive period for the municipal bond market. As the stock market endured its correction in March and April 2000, municipal bonds forged ahead slowly but relentlessly. In our view, the municipal bond markets are in a state of flux that may lead to greater opportunities. The federal government conducted a buy-back of long-term government bonds early in 2000, which drove down yields.

The Federal Reserve Board ("Fed") under the leadership of Chairman Alan Greenspan, raised interest rates incrementally several times in order to cool a robust U.S. economy. We do not see the Fed raising interest rates again for the next few months, at least until after Election Day. In an attempt to be apolitical, the Fed's Board of Governors tends to shy away from such dramatic moves in an election year, to avoid charges of influencing an election.

The municipal bond market had little reaction to the Fed's decision to keep interest rates steady or to the Fed's view that risk in the economy is weighted toward inflation. We believe the bond market is still pricing in another possible Fed tightening by the end of the year. We expect policy to remain steady throughout 2000, and we would not be surprised if the Fed were to shift to a more neutral position before the end of the year. A critical point, which is often overlooked by many investors, is that the Fed's monetary policy adjustments take time to be absorbed into the general economy. The Fed has tightened interest rates 175 basis points(3) from the bottom, and the recent rallies we have seen are a result of changes enacted six- to twelve-months ago.

Tax-Exempt Money Market Overview and Outlook

During the period, we have seen a decline in short-term municipal bond issuance, which is due to the record long U.S. economic expansion. With most state and local governments enjoying balanced budgets or surpluses as a result of increased tax collections, there has been less need for annual cash-flow borrowing. Over the last six months, assets in the tax-exempt

----------
(3)   A basis point is 0.01% or one one-hundredth of a percent.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 3
money market fund industry rose by approximately $2.9 billion with total assets of roughly $217.46 billion as of September 30, 2000.

On May 16, 2000, the Fed increased the federal funds rate ("fed funds rate")(4) by 50 basis points. However, the supply and demand imbalance in the short-term municipal bond market put pressures on both the municipal note market and the Variable Rate Demand Obligation ("VRDO"),(5) and at times, defied rising rates.

During the period, the Bond Buyer One Year Municipal Note Index(6) increased by approximately 60 basis points to a high of 4.64% in early May of 2000. The market then looked to June, which is the fiscal year end for most state and local governments, however less issuance was announced for fiscal year 2001 and as a result the Bond Buyer One Year Municipal Note Index reacted by falling to a 4.20% by late September.

In the VRDO market, which represents the shorter end of the municipal money market yield curve,(7) supply and demand imbalances have led to increased volatility during periods of cyclical cash flows. Over the normal course of the year, tax-exempt money funds tend to experience large cyclical cash flows. For example, during the month of April, yields for VRDO's surged as tax-exempt money funds experienced large redemptions relating to income tax payments. During the month of July, when tax-exempt money funds experience large inflows from bond coupon collections and bond calls, yields quickly retreated to levels more expensive than there taxable equivalents.

Going forward, we believe there may be a greater amount of supply of short-term municipal securities that became available from decade old municipal bond issuance. The older issuance are now eligible for investing by money funds by either pre-refunding(8) or by maturing in 13 months or less.

----------
(4) Fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(5) VRDO's are demand instruments that usually have an indicated maturity of more than one year, but they contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new rates on set dates and are generally supported by letters of credit issued by domestic or foreign banks.
(6) The Bond Buyer One Year Municipal Note Index is comprised of ten large municipal note issues rated MIG 1 by Moody's Investors Service, Inc. or SP+/SP-1 by Standard & Poor's Ratings Service, representing a cross section of the municipal note market. Please note an investor cannot invest directly in an index.
(7) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
(8) Pre-refunding occurs when an issuer refinances debt through the issuance of a new bond deal. The proceeds from the new bond sale are placed in an escrow account and are used to retire the debt to the earliest call date.


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

Investment Strategy

During the period, we increased the Fund's average maturity(9) target to a 65- to 70-day range. We have extended the Fund's average maturity by buying what we deem to be high-quality liquid municipal notes.

The Fund's increased average maturity reflects:

      o     A slowdown in economic activity over the near term; and
      o     Less supply of high quality short-term municipal paper.

The record expansion of the U.S. economy has produced budget surpluses for many state and local governments, which, in turn, has decreased the need for short-term cash flow financing.

Thank you for your investment in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,


/s/ Joseph P. Deane              /s/ Joseph Benevento

Joseph P. Deane                  Joseph Benevento
Vice President                   Vice President

October 20, 2000


----------
(9) Average maturity refers to the average date on which the principal is required to be paid on the bond.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Alabama -- 0.8%
$   2,000,000   NR+      Auburn Alabama IDB (Donaldson Co.) 5.75% VRDO                   $  2,000,000
    5,935,000   NR+      Boaz IDB (Parker Hannifen Corp.) 5.60% VRDO                        5,935,000
                         Decatur VRDO AMT:
    1,000,000   A-1+        IDB Solid Waste Disposal Revenue (Amoco
                              Chemical Co.) 5.65%                                           1,000,000
    6,000,000   A-1+        IDR (NEO Industries) Series 98 5.70%                            6,000,000
    3,650,000   A-1+     Demopolis IDR (McLain Inc. Project) 5.85% VRDO                     3,650,000
   25,000,000   A-1+     Jefferson Alabama GO Warrents 5.57% VRDO                          25,000,000
    8,000,000   A-1      Montgomery Baptist Medical Center Special Care Facilities
                            Financing Authority Revenue (VHA Alabama Inc. Cap)
                            AMBAC-Insured 5.70% VRDO                                        8,000,000
   11,500,000   A-1+     Tuscaloosa IDA Solid Waste Disposal Revenue (US Steel
                            Corp.) 5.60% VRDO AMT                                          11,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           63,085,000
-----------------------------------------------------------------------------------------------------
Alaska -- 0.4%
                         Alaska VRDO:
   26,000,000   A-1+        HFA PART Series 99B 5.67% AMT                                  26,000,000
    1,600,000   A-1         HFC (University of Alaska Project) Series A 5.55%               1,600,000
    1,500,000   A-1      Valdez Alaska Marine Terminal Revenue (ARCO
                            Transportation Project B) 5.70% VRDO                            1,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           29,100,000
-----------------------------------------------------------------------------------------------------
Arizona -- 1.3%
                         Apache County IDR PCR Tucson Electric Power Co. VRDO:
    7,700,000   A-1+        Series 83A 5.60%                                                7,700,000
    1,400,000   A-1+        Series 83B 5.55%                                                1,400,000
   13,000,000   VMIG 1*  Arizona Health Pooled Finance Series A 5.60% VRDO                 13,000,000
                         Casa Grande IDR VRDO:
    6,000,000   A-1+        Aztec Pulp & Paper Products 4.50% AMT                           6,000,000
    5,100,000   NR+         Mayville Metal 5.70%                                            5,100,000
    7,775,000   VMIG 1*  Chandler Arizona IDA IDR Limited Partnership
                            5.60% VRDO                                                      7,775,000
    5,000,000   A-1+     Coconino PCR (Public Service Project) 5.65% VRDO AMT               5,000,000
   22,905,000   A-1+     Maricopa Arizona IDA (Gran Victoria Housing Project)
                            5.65% VRDO                                                     22,905,000
   12,300,000   VMIG 1*  Phoenix Arizona IDA (Desert Botanical Garden Project)
                            5.55% VRDO                                                     12,300,000
                         Pima County IDA VRDO:
    9,000,000   A-1+        IDR Tucson Electric Power Series A 5.60%                        9,000,000
    9,595,000   A-1+        Single Family Mortgage GNMA PART
                              5.67% due 10/19/00 AMT                                        9,595,000
-----------------------------------------------------------------------------------------------------
                                                                                           99,775,000
-----------------------------------------------------------------------------------------------------
Arkansas -- 0.4%
    2,650,000   NR+      Atkins IDR (Green Bay Foods Project) 5.70% VRDO AMT                2,650,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Arkansas -- 0.4% (continued)
                         Pine Bluff IDR VRDO:
$   4,900,000   A-1+        Camden Wire Co. 5.50%                                        $  4,900,000
    7,000,000   NR+         Greenfield Industries Inc. Project 5.70% AMT                    7,000,000
    4,650,000   A-1+     Saline County PCR (Alcoa Inc. Project)
                            4.70% due 11/14/00                                              4,650,000
    6,000,000   NR+      Searcy IDR (Kohler County Project) Series 88
                            5.70% VRDO AMT                                                  6,000,000
    3,250,000   NR+      Sheridan IDR (Kohler County Project) 5.60% VRDO                    3,250,000
    4,500,000   VMIG 1*  Union County Solid Waste Disposal (Del-Tin Fiber Project)
                            Series 97B 5.65% VRDO AMT                                       4,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           32,950,000
-----------------------------------------------------------------------------------------------------
California -- 1.0%
                         California PCR Resource Recovery Wadham Energy
                            VRDO AMT:
    5,010,000   A-1          Series A 5.70%                                                 5,010,000
    8,245,000   A-1          Series B 5.70%                                                 8,245,000
    7,500,000   NR       California Statewide Communities Development Authority
                            Parkway Apartments Series Z 5.20% VRDO AMT                      7,500,000
    8,000,000   A-1      Lodi IDR Dart Containers 4.20% VRDO                                8,000,000
                         Los Angeles PART VRDO:
   26,800,000   VMIG 1*     Trust Series N8 5.50%                                          26,800,000
   16,000,000   VMIG 1*     Waste Water Munitops FGIC-Insured 5.13%                        16,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           71,555,000
-----------------------------------------------------------------------------------------------------
Colorado -- 4.5%
   52,000,000   MIG 1*   Arapahoe County USD Cherry Creek TAN
                            4.88% due 6/29/01 (b)                                          52,214,401
                         Colorado HFA VRDO:
    5,700,000   P-1*        Celestial Seasoning 4.65% AMT                                   5,700,000
                            MFH:
    9,900,000   A-1+         Bethesda Living Centers Project 5.50%                          9,900,000
    9,300,000   A-1+         Hamptons Series 96G FNMA 5.55%                                 9,300,000
                         Colorado Student Loan Authority AMBAC-Insured VRDO:
    4,200,000   VMIG 1*     Series 89A 5.55% AMT                                            4,200,000
   12,500,000   VMIG 1*     Series 90A 5.55% AMT                                           12,500,000
    6,600,000   VMIG 1*     Series 99A-1 5.50%
    7,500,000   VMIG 1*     Series 99A-3 5.55% AMT                                          7,500,000
                         Colorado TRAN:
   45,200,000   MIG 1*      Series 2000A 5.00% due 6/27/01 (b)                             45,413,090
  100,000,000   SP-1+       Series B 5.00% due 6/27/01 (b)                                101,038,500
                         Denver City & County Airport Revenue VRDO:
    7,000,000   A-1+        MBIA-Insured PART 5.70%                                         7,000,000
    8,805,000   A-1+        Series B 5.70%                                                  8,805,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Colorado -- 4.5% (continued)
$  22,350,000   MIG 1*   El Paso County School District TAN
                            4.75% due 6/29/01 (b)                                       $  22,430,110
    7,200,000   VMIG 1*  Fiddlers Business District Greenwood Village
                            5.55% VRDO                                                      7,200,000
   18,000,000   A-1      Garfield Colorado Valley View Hospital 5.60% VRDO                 18,000,000
   11,200,000   A-1      Lakewood Colorado MFH (Marston Pointe Apartments)
                            5.70% VRDO AMT                                                 11,200,000
    2,500,000   A-1      Pitkin County Colorado IDR (Aspen Skiing Project)
                            5.65% VRDO AMT                                                  2,500,000
-----------------------------------------------------------------------------------------------------
                                                                                          331,501,101
-----------------------------------------------------------------------------------------------------
Delaware -- 0.8%
   30,900,000   A-1+     Delaware EDA Hospital Billing MBIA-Insured Series A
                            5.65% VRDO                                                     30,900,000
   19,400,000   A-1+     Delaware Health Facilities Authority Catholic Heathcare
                            Series B 3.95% VRDO                                            19,400,000
    8,882,500   A-1      New Castle County EDA Revenue Refunding (Henderson
                            McGuire Project) 5.40% VRDO                                     8,882,500
    2,675,000   VMIG 1*  New Castle Delaware PCR (General Motors Corp.)
                            5.70% VRDO                                                      2,675,000
-----------------------------------------------------------------------------------------------------
                                                                                           61,857,500
-----------------------------------------------------------------------------------------------------
District of Columbia -- 1.3%
                         District of Columbia VRDO:
   13,000,000   A-1         Consortium Issue 5.40%                                         13,000,000
   10,000,000   VMIG 1*     National Geographic Society 5.40%                              10,000,000
    3,450,000   A-1+        PART FSA-Insured Series 92 5.60%                                3,450,000
    9,260,000   A-1+        Pooled Loan Revenue Series A 5.70%                              9,260,000
   13,145,000   A-1      District of Columbia American Society Microbiology
                            Series 99A 5.40% VRDO                                          13,145,000
    7,830,000   VMIG 1*  District of Columbia HFA Carmel Series A 5.65% VRDO                7,830,000
                         District of Columbia National Academy of Science
                            AMBAC-Insured TECP Series 99B:
    5,000,000   A-1+         4.30% due 12/8/00                                              5,000,000
    4,500,000   A-1+         4.25% due 3/12/01                                              4,500,000
    6,980,000   A-1+     Macon Pooled Variable Rate PART MBIA-Insured                      6,980,000
                            5.82% VRDO
   17,100,000   A-1+     Washington D.C. Airport Authority TECP
                            4.35% due 3/14/01 AMT                                          17,100,000
    5,700,000   VMIG 1*  Washington D.C. Convention Center Authority
                            5.77% VRDO                                                      5,700,000
-----------------------------------------------------------------------------------------------------
                                                                                           95,965,000
-----------------------------------------------------------------------------------------------------
Florida -- 3.3%
    5,037,500   VMIG 1*  Broward County Airport PART AMBAC-Insured
                            5.77% VRDO                                                      5,037,500
   10,000,000   VMIG 1*  Dade County Florida Water & Sewer PART FGIC-Insured
                            5.67% VRDO                                                     10,000,000
    3,450,000   A-1+     Dade County IDR (Dolphins Stadium Project) 5.55% VRDO              3,450,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Florida -- 3.3% (continued)
                         Florida Capital Projects Finance Authority Revenue
                            (Capital Projects Loan Program) FSA-Insured VRDO:
$  17,990,000   A-1+         Florida Hospital Association Series 98A 5.50%               $ 17,990,000
    4,000,000   A-1+         Series 97A 5.55%                                               4,000,000
    5,040,000   A-1+     Florida HFA FHA-Insued PART Series 96
                            5.67% VRDO AMT                                                  5,040,000
                         Florida Local Government Community Pooled
                            Project A TECP:
    7,270,000   A-1           4.20% due 11/16/00                                            7,270,000
   10,730,000   A-1           4.25% due 12/6/00                                            10,730,000
    2,400,000   A-1           4.25% due 12/8/00                                             2,400,000
    2,000,000   A-1           4.25% due 12/8/00 AMT                                         2,000,000
   10,000,000   AAA      Florida State Turnpike Revenue AMBAC-Insured Escrowed
                            in U.S. Government Securities 6.25% due 7/1/01                 10,129,503
    3,045,000   AAA      Greater Orlando Aviation Authority Orlando Florida Airport
                            FGIC-Insured 5.00% due 10/1/00 AMT                              3,045,000
   48,000,000   VMIG 1*  Gulf Breeze Florida Heritage Healthcare Project
                            5.67% VRDO                                                     48,000,000
                         Hillsborough County Florida VRDO:
   16,000,000   A-1+        IDA (National Gypsum Apollo Project) 5.60%                     16,000,000
    5,000,000   NR+         IDA (Tampa Area YMCA Project) Series B 5.75%                    5,000,000
    4,640,000   A-1         Petroleum Packers 5.70% AMT                                     4,640,000
                         Lee County Florida VRDO:
    4,155,000   A-1+        IDA (Hope Hospice Project) 5.75%                                4,155,000
    8,500,000   A-1+        IDR (Shell Point Project) Series 99B 5.50%                      8,500,000
    3,000,000   NR+      Manatee County IDR (Avon Cabinet Corp.)
                            5.75% VRDO AMT                                                  3,000,000
                         Miami Dade Florida:
   16,650,000   MIG 1*      School District RAN 4.00% due 11/15/00 (b)                     16,653,458
                            VRDO AMT:
    2,300,000   A-1+         IDA (Professional Modification) 5.50%                          2,300,000
    7,800,000   NR           IDR (Lawson Industries Inc.) 5.75%                             7,800,000
    7,700,000   A-1      Orange County Florida Health Facilities Authority Adventist
                             Health Systems 5.45% VRDO                                      7,700,000
    2,200,000   VMIG 1*  Pasco County HFA MFH Revenue (Carlton Arms Magnolia)
                            5.62% VRDO                                                      2,200,000
                         Pinellas County VRDO:
    2,010,000   A-1+        HFA (St. Mark's Village Project) 5.65%                          2,010,000
    2,350,000   NR+         Industrial Council IDR (Molex EXT Inc. Project)
                              5.70% AMT                                                     2,350,000
    5,000,000   A-1+     Polk IDA (Farmland Hydro LLP) Series 99
                            5.60% VRDO AMT                                                  5,000,000
                         St. Lucie County Florida Power & Light:
    3,000,000   A-1+        CP Project 4.30% due 12/28/00                                   3,000,000
    6,625,000   A-1+        CP Project B 4.30% due 12/21/00                                 6,625,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Florida -- 3.3% (continued)
$   5,775,000   A-1+        CP Project B 4.30% due 12/28/00                             $   5,775,000
    3,300,000   A-1+        Project A 4.30% VRDO AMT                                        3,300,000
    7,900,000   A-1+     Tampa FL Sports Authority Revenue Series PART
                            MBIA-Insured SGA 61 5.60% VRDO                                  7,900,000
    5,700,000   A-1+     Volusia County HFA (Sunrise Pointe Apartments)
                            Series A 5.55% VRDO AMT                                         5,700,000
-----------------------------------------------------------------------------------------------------
                                                                                          248,700,461
-----------------------------------------------------------------------------------------------------
Georgia -- 4.6%
                         Atlanta Airport PART FGIC-Insured VRDO:
    8,000,000   VMIG 1*     Merlot Series C 5.55% AMT                                       8,000,000
   16,610,000   VMIG 1*     Munitops 5.69%                                                 16,610,000
                         Burke County Georgia PCR Oglethrope Power Corp.
                            AMBAC-insured Series B:
   10,800,000   A-1+         4.35% due 10/10/00 (b)                                        10,800,000
    9,600,000   A-1+         4.25% due 10/13/00                                             9,600,000
   11,000,000   A-1+         4.30% due 12/12/00 (b)                                        11,000,000
    2,900,000   NR+      Carrollton IDR (Holox Ltd. Project) 5.70% VRDO AMT                 2,900,000
    1,500,000   NR+      Cobb County IDR (RLR Industries Inc. Project)
                            5.70% VRDO AMT                                                  1,500,000
    2,500,000   NR+      Dawson County Georgia IDR (Philips & Brooks Gladwin)
                            5.70% VRDO AMT                                                  2,500,000
    3,500,000   NR+      Decatur & Bainbridge Counties Development Authority
                            (Thomas & Betts Project) 5.70% VRDO AMT                         3,500,000
                         De Kalb County Georgia:
                            VRDO:
   10,500,000   A-1+         Atlanta Jewish Community Center 5.60%                         10,500,000
    4,735,000   NR+          St. Martin's Episcopal School 5.60%                            4,735,000
   19,500,000   MIG 1*      TAN 4.50% due 12/29/00 (b)                                     19,514,525
                         Dodge County Georgia VRDO:
    1,800,000   NR+         IDA (Sylvan Hardwoods LLC Project) 5.70% VRDO AMT               1,800,000
    3,800,000   VMIG 1*     Sheltering Arms Project 5.60%                                   3,800,000
    6,200,000   A-1+     Fayette County IDR (Gardner Denver Co.) 5.70%
                            VRDO AMT                                                        6,200,000
    6,100,000   A-1      Floyd County PCR (Georgia Power Hammond Project)
                            5.50% VRDO                                                      6,100,000
                         Fulton County VRDO:
   10,100,000   NR+         DFA Alfred & Adele Davis Academy 5.60%                         10,100,000
                            Flight Safety Equipment Improvement AMT:
    9,350,000   VMIG 1*      Series 99 5.70%                                                9,350,000
   35,070,000   VMIG 1*      Series 99B 5.70%                                              35,070,000
    7,750,000   A-1+        HSG (Spring Creek) 5.55%                                        7,750,000
    3,000,000   NR+         IDA (Charles Mackarvich Project) 5.70% AMT                      3,000,000
    4,000,000   NR+         Residential Care Facilities Lenbrook Square
                              Foundation 5.60%                                              4,000,000
   20,000,000   VMIG 1*  Gainesville EDA (Riverside Military Project) 5.60% VRDO           20,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Georgia -- 4.6% (continued)
                         Georgia Municipal Electricity Authority Power Revenue:
$   4,000,000   A-1+        Municipal Electric Authority TECP
                              4.30% due 10/20/00 (b)                                     $  4,000,000
                            PART VRDO:
   14,610,000   A-1+         FGIC-Insured 5.62%                                            14,610,000
    5,000,000   A-1+         Special Obligation MBIA-Insured 5.70%                          5,000,000
    8,890,000   A-1+     Georgia State GO Series D PART 5.80% due 11/1/00 (b)               8,903,931
      600,000   NR+      Georgia State Port Authority (Colonels Terminal Project)
                            5.70% VRDO                                                        600,000
    5,590,000   A-1+     Griffin-Spalding County IDA (Norcom Inc.)
                            5.67% VRDO AMT                                                  5,590,000
    5,000,000   NR+      Harralson County Development IDR (Gold Kist Project)
                            5.70% VRDO AMT                                                  5,000,000
    1,500,000   A-1      Heard County PCR (Georgia Power & Light Wansley
                            Project) 5.50% VRDO                                             1,500,000
    2,500,000   NR+      Jackson County IDA (Snider Tire Inc.) 5.70% VRDO AMT               2,500,000
   19,100,000   A-1+     Macon-Bibb County Hospital Authority Revenue
                            Anticipation Certificates Central Georgia Health
                            5.50% VRDO                                                     19,100,000
    6,425,000   A-1+     Marietta Housing Authority MFH Revenue Refunding
                            Concepts 21 Apartments 5.70% VRDO                               6,425,000
    2,360,000   A-1+     Metro Atlanta Rapid Transit PART MBIA-Insured
                            5.62% VRDO                                                      2,360,000
   34,435,000   A-1+     Private Colleges & Universities (Emory University) PART
                            Series SG 146 5.62% VRDO                                       34,435,000
    6,400,000   A-1+     Richmond County DFA (Mary on the Hill Project)
                            4.40% VRDO                                                      6,400,000
    5,500,000   NR+      Smyrna Housing Authority MFH Revenue (Walton Grove
                            Project) 5.70% VRDO AMT                                         5,500,000
    4,700,000   A-1+     Thomaston-Upson County IDA (De Ster Production Corp.)
                            Series A 5.80% VRDO AMT                                         4,700,000
                         Tift County IDA VRDO AMT:
    4,600,000   A-1+        Burlen Corp. 5.70%                                              4,600,000
    3,000,000   NR+         Queen Carpet Corp. Series A 5.70%                               3,000,000
    2,000,000   NR+      Valdosta-Lowndes (Southern Pecan Co.)
                            5.70% VRDO AMT                                                  2,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          344,553,456
-----------------------------------------------------------------------------------------------------
Hawaii -- 0.3%
    2,000,000   VMIG 1*  Hawaii HSG Finance & Development Corp. Series 93A
                            5.60% VRDO                                                      2,000,000
                         Honolulu Hawaii City & County VRDO:
   16,190,000   A-1+        Series A 5.55%                                                 16,190,000
    1,500,000   A-1+        Series B 5.55%                                                  1,500,000
-----------------------------------------------------------------------------------------------------
                                                                                           19,690,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Idaho -- 0.2%
$   1,500,000   A-1      Idaho HFA (Balmoral Apartments Project)
                            5.80% VRDO AMT                                                $ 1,500,000
   15,000,000   MIG 1*   Idaho State TAN Series 2000 5.38% due 6/29/01 (b)                 15,106,803
-----------------------------------------------------------------------------------------------------
                                                                                           16,606,803
-----------------------------------------------------------------------------------------------------
Illinois -- 11.2%
   15,660,000   A-1+     Central Lake Community Joint Action Water Agency Interim
                            Water Revenue FGIC-Insured PART 5.62% VRDO                     15,660,000
    5,500,000   NR+      Centralia IDR (Hollywood Brands) Series 83 5.60% VRDO              5,500,000
                         Chicago Board of Education VRDO:
   20,000,000   A-1+        AMBAC-Insured PART 5.62%                                       20,000,000
   20,000,000   A-1+        FSA-Insured Series D 5.50%                                     20,000,000
   15,000,000   A-1+     Chicago GO FGIC-Insured PART 5.70% VRDO                           15,000,000
                         Chicago IDA VRDO AMT:
    5,600,000   A-1+        Ampere Automotive 5.67%                                         5,600,000
    4,750,000   A-1         Enterprise Center Project IX 5.67%                              4,750,000
    7,200,000   A-1         Enterprise Center Project VII 5.67%                             7,200,000
    3,850,000   A-1+        Freedman Seating Co. Project 5.67%                              3,850,000
    2,900,000   A-1+        PS Greetings Inc. Series 99 5.85%                               2,900,000
                         Chicago Illinois GO:
   10,300,000   MIG 1*      Equip Notes 3.90% due 10/5/00 (b)                              10,300,000
   31,000,000   VMIG 1*     Series A 3.90% due 12/01/00 (b)                                31,000,000
                         Chicago Illinois O'Hare International Airport Revenue:
   16,650,000   A-1+        PART AMBAC-Insured 5.67% AMT                                   16,650,000
    5,009,000   P-1*        TECP 4.30% due 12/6/00 (b)                                      5,009,000
   32,045,000   VMIG 1*     Series 2000 AMBAC-Insured 5.60% VRDO AMT                       32,045,000
      800,000   A-1+        Series A 5.55% VRDO                                               800,000
                         Chicago Illinois VRDO:
   20,545,000   A-1+        Sales Tax Revenue PART FGIC-Insured 5.62%                      20,545,000
   44,900,000   A-1+        Tax Increment Senior Lien Series A 5.70%                       44,900,000
    5,000,000   A-1+        Water Revenue PART Series 93 5.60%                              5,000,000
    6,475,000   A-1+     Chicago MFH Barbara Jean Wright Apartments
                            5.67% VRDO AMT                                                  6,475,000
   28,940,000   A-1      Chicago School Board of Education Series 91 PART
                            FGIC-Insured 5.70% VRDO                                        28,940,000
    5,000,000   SP-1+    Chicago Tender Notes Series 99 4.00% due 10/26/00 (b)              5,000,000
   44,540,000   VMIG 1*  Chicago Water Revenue FGIC-Insured PART
                            5.69% VRDO                                                     44,540,000
                         Cook County GO PART VRDO:
   19,657,000   VMIG 1*     FGIC-Insured 5.13%                                             19,657,000
    8,235,000   A-1+        MBIA-Insured 5.70%                                              8,235,000
    9,130,000   A-1         Trust FGIC-Insured 5.85%                                        9,130,000
                         Cook County IDR VRDO AMT:
    2,500,000   A-1+        Kenneth Properties Project 5.67%                                2,500,000
    2,700,000   A-1+        Little Lady Foods Inc. 5.67%                                    2,700,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Illinois -- 11.2% (continued)
                         Illinois DFA VRDO:
                            AMT:
$   3,445,000   A-1+         6 West Hubbard Street 4.50%                                 $  3,445,000
    5,700,000   A-1+         Amtex Steel 5.67%                                              5,700,000
    4,485,000   A-1+         CHS Aquistion Corp. 5.67%                                      4,485,000
    4,860,000   A-1+         F.C. Ltd. Partnership Project 5.67%                            4,860,000
    8,800,000   A-1          Housing Revenue (Cinnamon Lake Tower) 5.65%                    8,800,000
    1,600,000   A-1+         IDA Nuqay Industries Inc. 5.67%                                1,600,000
    1,800,000   A-1+         Kindlon Partners Project 5.67%                                 1,800,000
   12,000,000   A-1+         PCR (Illinois Power) Series 1997C
                                MBIA-Insured 5.60%                                         12,000,000
    5,000,000   A-1+         Praire Packaging Inc. 5.67%                                    5,000,000
    3,665,000   A-1+         Profile Plastics 5.67%                                         3,665,000
    3,000,000   A-1+         Roll Service Inc. Project 6.00%                                3,000,000
    3,000,000   A-1+         Universal Press Inc. Project Series A 5.67%                    3,000,000
    5,000,000   VMIG 1*     Local Government Financing Project AMBAC-Insured
                              Series A 5.60%                                                5,000,000
    8,750,000   A-1+        Safety Education Foundation for Safety 5.63%                    8,750,000
    2,000,000   A-1+        Sinai Community Institution Project 5.63%                       2,000,000
    5,920,000   A-1+        Webster Wayne Shopping 5.63%                                    5,920,000
   20,000,000   VMIG 1*  Illinois EFA Shedd Aquarium Society 5.55% VRDO                    20,000,000
                         Illinois HDA VRDO:
                            AMT:
    2,800,000   A-1+          Community Howard Theatre 5.67%                                2,800,000
   13,860,000   A-1+          Residential Mortgage Revenue PART
                                 AMBAC-Insured 5.67%                                       13,860,000
   11,000,000   A-1         Lakeshore Plaza MBIA-Insured Series A 5.55%                    11,000,000
                         Illinois Health Facilities Authority Revenue:
    3,305,000   A-1+        Alexian Medical Center Series D 4.35% due 10/23/00              3,305,000
   20,000,000   A-1+        University of Chicago Series 85 4.35% due 3/7/01 (b)           20,000,000
                              VRDO:
   16,500,000   VMIG 1*        Carle Foundation AMBAC-Insured 5.60%                        16,500,000
   10,525,000   VMIG 1*        Edgewater Medical Center Series B 5.60%                     10,525,000
                                Pekin Memorial Hospital:
   10,000,000   VMIG 1*          Series 97 5.60%                                           10,000,000
   13,850,000   VMIG 1*          Series B 5.60%                                            13,850,000
    5,900,000   VMIG 1*          Series C 5.60%                                             5,900,000
   16,000,000   A-1+           Revolving Fund Pool 5.55%                                   16,000,000
    1,800,000   VMIG 1*        Riverside Health Systems 5.48%                               1,800,000
   15,735,000   A-1+     Illinois PART FGIC-Insured 5.62% VRDO                             15,735,000
                         Illinois State GO:
    7,000,000   NR          4.00% due 3/1/01                                                6,988,991
                            PART:
    9,985,000   A-1+         FGIC-Insured 4.40% due 12/7/00 (b)                             9,985,000
    4,275,000   VMIG 1*      MBIA-Insured Series 214 5.62% VRDO                             4,275,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Illinois -- 11.2% (continued)
                         Illinois State Toll Highway Authority FSA-Insured VRDO:
$  27,000,000   A-1         PART Series 98-67 5.70%                                      $ 27,000,000
    5,600,000   VMIG 1*     Series B 5.45%                                                  5,600,000
                         Illinois Student Assistance Community Student Loan
                             Revenue VRDO:
   14,600,000   VMIG 1*      MBIA-Insured Series A 5.65%                                   14,600,000
   20,100,000   VMIG 1*      Series 97A 5.65% AMT                                          20,100,000
    1,270,000   NR+      Lincolnwood IDR Refunding (Illinois Self Storage Center)
                            5.60% VRDO                                                      1,270,000
    3,500,000   A-1+     Lisle MFH (Ashley of Lisle Project) 5.52% VRDO                     3,500,000
    3,300,000   A-1+     Lockport IDR (Panduit Corp. Project) 5.65% VRDO AMT                3,300,000
    3,450,000   A-1+     Madison County Environmental Improvement Revenue
                            (Shell Oil Project) Series A 5.65% VRDO AMT                     3,450,000
   19,375,000   A-1+     Metropolitan Pier Export Authority McCormick
                            FGIC-Insured PART 4.60% due 11/29/00                           19,375,000
    2,080,000   A-1+     Oak Lawn Illinois IDR (Lavergne Partners Project)
                            5.67% VRDO AMT                                                  2,080,000
    7,900,000   A-1+     Palos Hills Illinois MFH (Green Oaks Project)
                            5.67% VRDO AMT                                                  7,900,000
    5,250,000   NR+      Pekin IDR Refunding (BOC Group Inc. Project)
                            5.60% VRDO                                                      5,250,000
    6,850,000   A-1+     Plainfield Illinois IDR (Plainfield Molding Project)
                            4.45% VRDO AMT                                                  6,850,000
    2,855,000   A-1+     Round Lake Beach IDR (Midwest Printed Circuit Project)
                            5.67% VRDO AMT                                                  2,855,000
    6,000,000   A-1+     Shaumberg MFH (Windsong Apartments) 5.67% VRDO                     6,000,000
                         Southwestern Illinois Development Authority Solid Waste
                            Shell Oil Co. VRDO:
    4,400,000   A-1+         Tinley Park MFH Edgewater Walk 5.63%                           4,400,000
   14,800,000   A-1+         University of Illinois Revenue Health Services
                                Facilities Systems Series B 5.55%                          14,800,000
    6,000,000   A-1+     Will County Illinois (Amoco Chemical Co. Project)
                            5.65% VRDO AMT                                                  6,000,000
   22,905,000   A-1+     Will County MFH (Woodland Crest Hill Project)
                            5.67% VRDO AMT                                                 22,905,000
-----------------------------------------------------------------------------------------------------
                                                                                          832,669,991
-----------------------------------------------------------------------------------------------------
Indiana -- 2.5%
    1,585,000   NR+      Bluffton IDR (Snider Tire Inc. Project) 5.70% VRDO AMT             1,585,000
   21,980,000   A-1      Fort Wayne Indiana Hospital Revenue Series 1997
                            (Parkview Memorial) MBIA-Insured PART 5.70% VRDO               21,980,000
    5,334,000   VMIG 1*  Franklin EDA (Pedcor Investments) 5.62% VRDO                       5,334,000
   25,000,000   MIG 1*   Indiana Bond Bank Series A-2 4.75% due 1/18/01 (b)                25,042,648
    3,500,000   NR+      Indiana EDL Facility Wesleyan Series B 5.60% VRDO                  3,500,000
   15,000,000   A-1      Indiana Health Facility Financing Authority Hospital Revenue
                            (Community Hospitals Project) Series B 5.60% VRDO              15,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Indiana -- 2.5% (continued)
$   5,700,000   A-1      Indiana Health Facilities DFA Youth Opportunity Center
                            5.55% VRDO                                                   $  5,700,000
   28,250,000   A-1+     Indiana Hospital Equipment Finance Authority Revenue
                            MBIA-Insured 5.85% VRDO                                        28,250,000
    5,300,000   A-1+     Indiana Secondary Market Educational Loans Inc.
                            Education Loan Revenue Series 88B AMBAC-Insured
                            5.50% VRDO                                                      5,300,000
                         Indiana State DFA IDR VRDO AMT:
    2,900,000   A-1         Enterprise Center I Project 5.67%                               2,900,000
    2,000,000   A-1         Enterprise Center II Project 5.67%                              2,000,000
    4,500,000   A-1         Enterprise Center III Project 5.67%                             4,500,000
    2,600,000   A-1         Enterprise Center IV Project 5.67%                              2,600,000
    5,000,000   A-1         Enterprise Center V Project 5.67%                               5,000,000
    4,900,000   A-1         Enterprise Center VI Project 5.67%                              4,900,000
    8,100,000   A-1      Indiana State DFA (Indiana Historical Society) 5.55% VRDO          8,100,000
                         Indianapolis EDA VRDO AMT:
    4,100,000   A-1+        Herff Jones Inc. Project 5.67%                                  4,100,000
    7,500,000   NR+         Pedcor Waterfront Investments Series 99A 5.70%                  7,500,000
    2,080,000   VMIG 1*  Jeffersonville EDA (Apollo America Corp. Project)
                            5.20% VRDO AMT                                                  2,080,000
    5,000,000   A-1      Marshall County EDA (Culver Educational Foundation
                            Project) 5.55% VRDO                                             5,000,000
    5,500,000   A-1+     Newton County EDA (Intec Group Inc.) 5.67% VRDO AMT                5,500,000
    3,550,000   A-1+     North Vernon EDA (Oak Meadows Apartments Project)
                            5.25% VRDO AMT                                                  3,550,000
    5,000,000   A-1      Rockport (AK Steel Corp.) Series 99A 5.65% VRDO AMT                5,000,000
   13,400,000   A-1      University of Southern Indiana Student Housing
                            5.55% VRDO                                                     13,400,000
-----------------------------------------------------------------------------------------------------
                                                                                          187,821,648
-----------------------------------------------------------------------------------------------------
Iowa -- 0.7%
    3,600,000   A-1+     Iowa Higher Education Authority Private College
                            MBIA-Insured 5.70% VRDO                                         3,600,000
   48,500,000   SP-1+    Iowa State School Cash Anticipation Notes Series A
                            5.50% due 6/22/01 (b)                                          48,837,584
    1,600,000   A-1+     West Des Moines Iowa Greyhound Lines 5.55% VRDO                    1,600,000
-----------------------------------------------------------------------------------------------------
                                                                                           54,037,584
-----------------------------------------------------------------------------------------------------
Kansas -- 0.2%
    4,400,000   NR+      Fredonia Revenue Exempt Facilities (Systech
                            Enrvironmental Project) 5.85% VRDO AMT                          4,400,000
    5,640,000   VMIG 1*  Kansas DFA Health Facilities Revenue Deaconess
                            Long Term Care Series C 5.60% VRDO                              5,640,000
    1,825,000   NR+      Lawrence IDR (Ram Co. Project) Series A
                            5.70% VRDO AMT                                                  1,825,000
-----------------------------------------------------------------------------------------------------
                                                                                           11,865,000
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Kentucky -- 2.4%
$   8,700,000   P-1*     Boone County IDR Curtin Matheson Science
                            5.15% VRDO AMT                                                $ 8,700,000
    9,570,000   A-1      Carroll County Solid Waste Disposal Revenue (North
                            American Project) 5.65% VRDO AMT                                9,570,000
                         Daviess County Kentucky Solid Waste Disposal
                            VRDO AMT:
    1,850,000   A-1+         Scott Paper Co. Project A 5.75%                                1,850,000
    4,800,000   A-1+         Scott Paper Co. Project B 5.75%                                4,800,000
   18,485,000   NR+      Hancock County IDR (Southwire Co. Project) Series 92A
                            5.70% VRDO                                                     18,485,000
    8,000,000   VMIG 1*  Fulton County (United Healthcare Hospital Co.)
                            5.55% VRDO                                                      8,000,000
   84,886,600   SP-1+    Kentucky Association of Counties Advance Revenue
                            Cash Flow Borrowing 5.00% due 6/29/01 (b)                      85,186,901
    5,000,000   A-1+     Kentucky Higher Education Student Loan Revenue
                            Series E 5.45% VRDO AMT                                         5,000,000
   33,930,000   A-1+     Louisville & Jefferson Kentucky Metropolitan Sewer &
                            Drain System Series PART SG 132 5.62% VRDO                     33,930,000
    3,900,000   A-1+     Owensboro IDA (West Irving Die Castings)
                            5.67% VRDO AMT                                                  3,900,000
-----------------------------------------------------------------------------------------------------
                                                                                          179,421,901
-----------------------------------------------------------------------------------------------------
Louisiana -- 1.7%
    5,650,000   A-1+     Caddo Parish LA IDB (Atlas Project/Penzoil Products)
                            Series B 5.55% VRDO                                             5,650,000
                         Calcasieu Parish IDB Environmental Revenue Citgo
                            Petroleum Corp.:
    3,000,000   VMIG 1*      5.70% VRDO AMT                                                 3,000,000
    3,600,000   A-1+         5.70% VRDO AMT                                                 3,600,000
   10,000,000   A-1+     Lake Charles Harbor & Terminal District Port
                            (Citgo Petroleum Corp.) Series 84 5.65% VRDO (c)               10,000,000
                         Louisiana PFA:
   22,000,000   VMIG 1*     Christus Health MBIA-Insured Series B
                              4.35% due 10/3/00                                            22,000,000
    5,700,000   A-1         MFH 5.60% VRDO                                                  5,700,000
    1,410,000   SP-1+       Series A 4.25% due 10/24/00 (b)                                 1,410,342
    4,025,000   SP-1+       Series D 4.25% due 10/24/00 (b)                                 4,025,977
                         Louisiana State GO:
   15,000,000   NR          FGIC-Insured Series A 6.00% due 8/1/01 (b)                     15,197,890
                            PART VRDO:
   10,000,000   A-1          AMBAC-Insured 5.70%                                           10,000,000
   10,000,000   A-1          FSA-Insured 5.70%                                             10,000,000
   29,715,000   VMIG 1*  New Orleans Aviation Board Revenue Refunding Series B
                            MBIA-Insured 5.70% VRDO                                        29,715,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Louisiana -- 1.7% (continued)
$   5,000,000   NR+      Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                            5.70% VRDO AMT                                               $  5,000,000
    1,000,000   NR+      Vermillion Parish IDR (Garan Inc. Project)
                            5.70% VRDO AMT                                                  1,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          126,299,209
-----------------------------------------------------------------------------------------------------
Maine -- 0.1%
    7,285,000   A-1      Westbrook Revenue (Southern Container Corp. Project)
                            5.70% VRDO AMT                                                  7,285,000
-----------------------------------------------------------------------------------------------------
Maryland -- 3.5%
    6,850,000   A-1+     Anne Arundel County GO BAN Series C
                            4.35% due 2/12/01 (b)                                            6,850,000
   10,000,000   VMIG 1*  Baltimore County (Oak Crest Village Inc. Project)
                            Series A 5.40% VRDO                                            10,000,000
    7,505,000   A-1+     Baltimore Maryland GO PART 4.40% due 12/7/00 (b)                   7,505,000
   35,000,000   P-1*     Baltimore Maryland IDA Cap Acquisition 5.50% VRDO                 35,000,000
    3,400,000   A-1+     Frederick County Retirement Community Revenue
                            Buckinghams Choice 5.55% VRDO                                   3,400,000
   22,950,000   MIG 1*   Howard County Maryland BAN Series A
                            4.50% due 4/13/01 (b)                                          22,984,924
    9,575,000   A-1+     Maryland GO PART 4.35% due 12/7/00 (b)                             9,575,000
   64,300,000   VMIG 1*  Maryland Stadium Authority Sports Facilities
                            Lease Revenue 5.65% VRDO AMT                                   64,300,000
                         Maryland State Health & Higher EFA Revenue VRDO:
      900,000   VMIG 1*     Charlestown Community Series A 5.60%                              900,000
   11,595,000   A-1+        Pooled Loan Program 5.65%                                      11,595,000
    6,000,000   VMIG 1*     Series B 5.40%                                                  6,000,000
                         Montgomery County EDA (Howard Hughes Medical Center):
                            Center) VRDO:
   25,500,000   A-1+          Series 90B 5.45%                                             25,500,000
   24,500,000   A-1+          Series A 5.50%                                               24,500,000
   25,500,000   A-1+          Series C 5.50%                                               25,500,000
    6,265,000   A-1+     Montgomery County Maryland GO PART
                            4.35% due 12/7/00 (b)                                           6,265,000
-----------------------------------------------------------------------------------------------------
                                                                                          259,874,924
-----------------------------------------------------------------------------------------------------
Massachusetts -- 2.7%
   20,000,000   NR       Bellingham Massachuetts BAN 4.22% due 3/27/01 (b)                 20,049,980
    5,100,000   A-1      Boston IDR (Boston Home Inc.) 4.45% VRDO                           5,100,000
                         Clipper Massachusetts Tax Exempt Trust VRDO:
      942,000   VMIG 1*     PART AMBAC-Insured 4.94%                                          942,000
    1,291,000   VMIG 1*     PART AMBAC-Insured 5.62%                                        1,291,000
    2,835,000   A-1+     Dudley Charlton Regional School District 5.47% VRDO                2,835,000
   20,500,000   SP-1+    Hopkinton Massachusetts BAN 4.75% due 12/21/00 (b)                20,525,156
   14,800,000   MIG 1*   Lawrence Massachusetts BAN 5.25% due 2/8/01(b)                    14,837,845

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Massachusetts -- 2.7% (continued)
                         Massachusetts Bay Transit Authority:
$   3,150,000   AAA         General Transit System 5.55% VRDO                           $   3,150,000
    7,000,000   A-1         Series A 7.00% due 3/1/01(b)                                    7,215,686
                         Massachusetts DFA VRDO:
      500,000   VMIG 1*     Dean College 5.45%                                                500,000
    7,200,000   A-1+        Draper Laboratory Issue 5.45%                                   7,200,000
    2,700,000   A-1         Leaktite Corp. 5.60%                                            2,700,000
    2,980,000   A-1         Metal Crafters Inc. 5.60%                                       2,980,000
    6,610,000   VMIG 1*     Notre Dame Health Care 5.45%                                    6,610,000
    3,100,000   NR          Riverwalk House Senior Living 5.45%                             3,100,000
                         Massachusetts GO VRDO:
    5,700,000   A-1+        Series A 5.30%                                                  5,700,000
    6,900,000   A-1+        Series B 5.30%                                                  6,900,000
                         Massachusetts HEFA VRDO:
      200,000   A-1+        Amherst College Series F 4.90%                                    200,000
    7,000,000   A-1+        Berkelee College of Music MBIA-Insured Series D 5.40%           7,000,000
    1,500,000   VMIG 1*     Cap Asset Program Series A 5.35%                                1,500,000
                            Harvard University:
    2,100,000   A-1+           5.50%                                                        2,100,000
    2,500,000   A-1+           Series R 5.50%                                               2,500,000
      500,000   A-1+        Newton Wellesley Hospital Series F 4.90%                          500,000
                            Partners Healthcare System FSA-Insured:
    1,400,000   A-1+           5.45%                                                        1,400,000
    2,450,000   VMIG 1*        5.50%                                                        2,450,000
    4,100,000   A-1+        University of Masachusetts Series A 5.40%                       4,100,000
                         Massachusetts HFA VRDO:
    2,200,000   A-1+        MFH 5.30% vrdo                                                  2,200,000
    5,600,000   VMIG 1*     Princeton MFH Series A 5.60%                                    5,600,000
    1,000,000   A-1+        prt 271 5.47% due 10/5/00 (b)                                   1,000,000
    8,800,000   NR          Series A 5.30%                                                  8,800,000
                         Massachusetts Industrial Finance Agency VRDO:
      610,000   VMIG 1*     Quemco Inc. Series B 5.55%                                        610,000
    1,910,000   A-1         Society for Prevention of Cruelty to Animals 5.45% AMT          1,910,000
    9,600,000   A-1+     Massachusetts Municipal Wholesale Electrical Co.
                            Series C 5.50% VRDO                                             9,600,000
   23,400,000   MIG 1*   Massachusetts State BAN Series A 5.00% due 9/6/01 (b)             23,548,152
    3,000,000   A-1+     Massachusetts State Turnpike Authority Metropolitian
                            Highway System PART AMBAC-Insured 5.47% VRDO                    3,000,000
                         Massachusetts Water Resource Authority VRDO:
    1,400,000   A-1+        Series B 5.50%                                                  1,400,000
    1,600,000   A-1+        Series C 5.50%                                                  1,600,000
    5,000,000   MIG 1*   Whitman Hanson Massachusetts Regional School
                            District 4.75% due 12/22/00 (b)                                 5,005,300
-----------------------------------------------------------------------------------------------------
                                                                                          197,660,119
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Michigan -- 3.2%
$  11,800,000   VMIG 1*  Detroit Michigan Downtown Development Authority
                            (Millender Center Project) 5.60% VRDO                       $  11,800,000
    7,053,000   A-1+     Detroit Michigan Educational Development Authority
                            Waterfront Reclamation Series A 5.70% VRDO                      7,053,000
    5,000,000   VMIG 1*  Detroit Michigan Sewer Merlot PART FGIC-Insured
                            5.50% VRDO                                                      5,000,000
   10,619,000   VMIG 1*  Dewitt Public School Munitop PART FSA-Insured
                            5.64% VRDO                                                     10,619,000
    4,000,000   VMIG 1*  Michigan State HDA PART FSA-Insured Series A
                            5.67% VRDO                                                      4,000,000
   22,285,000   VMIG 1*  Michigan State Hospital Finance Auhority Revenue
                            Mt. Clemens 5.55% VRDO                                         22,285,000
                         Michigan State Municipal Board Authority:
   53,460,000   SP-1+       Series A-1 4.75% due 4/26/01(b)                                53,604,618
   72,640,000   SP-1+       Series C-2 5.00% due 8/23/01(b)                                73,073,999
   24,680,000   VMIG 1*  Michigan Strategic Fund Pollution Control Rev.
                            (General Motors Corp. Project) 5.70% VRDO                      24,680,000
    7,000,000   A-1      Saline EDA (Associate Spring Project) Series 88
                            5.60% VRDO                                                      7,000,000
   10,000,000   A-1      Saline EDA (Evangelical Homes Project) 5.55% VRDO                 10,000,000
    7,200,000   A-1+     Wayne Charter County Airport Revenue (Detroit
                            Metropolitan Community) 5.60% VRDO AMT                          7,200,000
-----------------------------------------------------------------------------------------------------
                                                                                          236,315,617
-----------------------------------------------------------------------------------------------------
Minnesota -- 0.3%
   21,330,000   MIG 1*   Minnesota School District Tax Aid Anticipation Borrow
                            Project Series B 4.75% due 2/16/01                             21,375,989
-----------------------------------------------------------------------------------------------------
Mississippi -- 1.0%
   14,000,000   NR+      Mississippi Business Finance Corp. (Mississippi College
                            Project) Series 99A 5.70% VRDO                                 14,000,000
    6,585,000   NR       Mississippi Home Mortgage Corp. Single Family Revenue
                            PART 5.67% VRDO AMT                                             6,585,000
   14,615,000   VMIG 1*  Mississippi State Highway Revenue Series 39 PART
                            5.62% VRDO                                                     14,615,000
                         Mississippi State GO VRDO:
   16,650,000   A-1+        Highway PART 5.62%                                             16,650,000
   14,465,000   NR          Putter Series 138 PART 5.62%                                   14,465,000
                         La-Z-Boy Chair Co. Project VRDO:
    5,350,000   NR+         Newton IDR Refunding 5.60%                                      5,350,000
    2,800,000   NR+         Washington County IDR 5.70% AMT                                 2,800,000
-----------------------------------------------------------------------------------------------------
                                                                                           74,465,000
-----------------------------------------------------------------------------------------------------
Missouri -- 1.2%
    3,600,000   NR       Independence Missouri IDA IDR Groves & Graceland
                            5.60% VRDO                                                      3,600,000
    1,800,000   NR       Joplin Missouri IDA Revenue Smith & Smith Investments
                            5.70% VRDO AMT                                                  1,800,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                19

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                        VALUE
=====================================================================================================
Missouri -- 1.2% (continued)
                         Kansas City IDA MFH VRDO:
$   6,200,000   A-1+        Crooked Creek Apartments Project Series A
                              4.30% AMT                                                 $   6,200,000
    4,045,000   A-1+        Woodlands Partners Project 5.57%                                4,045,000
    6,780,000   VMIG 1*  Missouri Health Facility Deaconess Long Term Care
                            5.60% VRDO                                                      6,780,000
                         Missouri HEFA VRDO:
    8,800,000   A-1+        Lutheran Services Series B 5.45%                                8,800,000
    4,500,000   NR          Model Cities Health Corp. 5.70%                                 4,500,000
    2,900,000   A-1+        St. Louis University Series B 5.65%                             2,900,000
                         Missouri State Environmental Improvement & Energy
    4,000,000   A-1+        Authority (UtiliCorp United Inc.) 5.65% VRDO AMT                4,000,000
   11,395,000   A-1+     St. Louis Airport Revenue FGIC-Insured PART
                            5.73% VRDO                                                     11,395,000
   32,000,000   MIG 1*   University of Missouri Cap Project 5.25% due 6/29/01 (b)          32,204,153
    3,300,000   NR+      Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                            5.62% VRDO                                                      3,300,000
-----------------------------------------------------------------------------------------------------
                                                                                           89,524,153
-----------------------------------------------------------------------------------------------------
Montana -- 0.0%
    1,925,000   A-1+     Montana State EDA Farmers Union Center Exchange
                            5.60% VRDO AMT                                                  1,925,000
-----------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
    3,600,000   A-1+     Mercer County PCR (Minnesota Power) Series 99
                            5.63% VRDO                                                      3,600,000
-----------------------------------------------------------------------------------------------------
Nebraska -- 0.4%
    5,830,000   VMIG 1*  Nebraska Education Finance Authority Revenue
                            (Creighton University Project) 5.60% VRDO                       5,830,000
    2,650,000   A-1+     Nebraska Higher Education Loan Program Income
                            Revenue Student Loan Program Series 1986B
                            5.55% VRDO AMT                                                  2,650,000
   19,995,000   A-1+     Nebraska Inventory Finance Authority Single Family
                            Housing Revenue Merlot PART 5.55% VRDO AMT                     19,995,000
-----------------------------------------------------------------------------------------------------
                                                                                           28,475,000
-----------------------------------------------------------------------------------------------------
Nevada -- 1.3%
                         Clark County Nevada VRDO AMT:
    4,800,000   A-1+        IDR Cogeneration Series 2 5.70%                                 4,800,000
   17,500,000   A-1         PCR Southern California Edison Co. Series A 5.65%              17,500,000
   11,500,000   A-1+     Henderson Nevada Public Improvement Trust Housing
                            Revenue MFH (Pueblo 2-B) 5.70%                                 11,500,000
   12,500,000   A-1+     Nevada Department of Business & Industry PCR
                            (Barrick Goldstrike Mines) 5.65% VRDO AMT                      12,500,000
   35,500,000   A-1+     Nevada Housing Division (Park Vista Apartments)
                            Series 91A 5.60% VRDO                                          35,500,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Nevada -- 1.3% (continued)
$   4,460,000   VMIG 1*  Nevada Municipal Bond Bank Munitop
                            PART MBIA-Insured 5.69% VRDO                                $   4,460,000
   11,000,000   A-1+     Nevada State GO PART 5.62% VRDO                                   11,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           97,260,000
-----------------------------------------------------------------------------------------------------
New Hampshire -- 0.6%
                         New Hampshire Higher HEFA Revenue VRDO:
    5,000,000   A-1+        Kendal at Hanover Issue 5.40%                                   5,000,000
    4,200,000   A-1+        VHA New England Inc. Series E AMBAC-Insured 5.70%               4,200,000
                         New Hampshire State Business Finance Authority VRDO:
   17,000,000   A-1+        Lonza Biologics Inc. Series 98 5.64% AMT                       17,000,000
    2,400,000   A-1+        Luminescent Systems Inc. 5.65% AMT                              2,400,000
    2,490,000   A-1         Park Nameplate Co. 5.70% AMT                                    2,490,000
    4,400,000   A-1         Tap North America Project 5.70% AMT                             4,400,000
    4,000,000   A-1+        Wheelabator Series 97A 5.60%                                    4,000,000
    6,700,000   VMIG 1*  New Hamshire State IDA S.C.I. Manufacturing Inc.
                            5.85% VRDO AMT                                                  6,700,000
-----------------------------------------------------------------------------------------------------
                                                                                           46,190,000
-----------------------------------------------------------------------------------------------------
New Mexico -- 0.4%
    4,900,000   NR+      Bellen IDR (Solo New Mexico Project) 5.70% VRDO AMT                4,900,000
                         New Mexico Mortgage Finance Authority AMT:
                            PART VRDO:
    5,040,000   A-1+         GNMA/FNMA 5.67%                                                5,040,000
    2,005,000   A-1+         Series 1995 5.67%                                              2,005,000
    4,500,000   SP-1+       Single-Family PG Issue 1 4.20% due 10/1/00                      4,500,000
   12,000,000   VMIG 1*  New Mexico State Hospital Equipment Loan Council
                            Revenue Series A 5.60% VRDO                                    12,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           28,445,000
-----------------------------------------------------------------------------------------------------
New York -- 1.6%
                         New York City GO:
   10,000,000   A-1+        Municipal Securities Trust PART AMBAC-Insured
                              5.65% VRDO                                                   10,000,000
   17,390,000   NR          Series F Unrefunded Balance 3.00% due 11/15/00 (b)             17,364,387
   19,000,000   A-1+     New York City Municipal Water Financing Authority
                            4.25% due 10/12/00 (b)                                         19,000,000
    3,000,000   A-1+     New York City Transitional Finance Authority Revenue
                            Future Tax Secured Series B-2 5.50% VRDO                        3,000,000
   73,000,000   A-1+     Triborough Bridge & Tunnel Authority Revenue
                            4.35% due 10/25/00 (b)                                         73,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          122,364,387
-----------------------------------------------------------------------------------------------------
North Carolina -- 1.6%
   23,445,000   A-1+     Albemarle North Carolina Hospital Authority Healthcare
                            Facilities Revenue 5.50% VRDO                                  23,445,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                21

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
North Carolina -- 1.6% (continued)
$   3,600,000   NR+      Brunswick County PCR (Wood Industries) 5.65% VRDO              $   3,600,000
    4,500,000   NR+      Iredell County PCR (Vaspar Corp.) 5.65% VRDO AMT                   4,500,000
   10,905,000   NR       Mecklenburg County Lease Revenue 5.70% VRDO                       10,905,000
    4,200,000   NR+      North Carolina Agriculature Financial Authority
                            (Coastal Carolina) 5.70% VRDO                                   4,200,000
                         North Carolina EFA VRDO:
    9,880,000   A-1         Charlotte Latin 5.40%                                           9,880,000
   12,000,000   A-1         Durham Academy Project 5.60%                                   12,000,000
    5,400,000   A-1         Johnson C. Smith University 5.40%                               5,400,000
    8,595,000   A-1+     North Carolina GO PART 4.05% due 1/25/01 (b)                       8,595,000
    7,060,000   A-1      North Carolina HFA PART FHA Insured 5.73% VRDO                     7,060,000
    4,500,000   A-1+     North Carolina Medical Care Community Health
                            Systems Revenue 5.55% VRDO                                      4,500,000
    9,000,000   NR       North Carolina Medical Care Community Revenue
                            (Lutheran Retirement Project) 5.70% VRDO                        9,000,000
   10,995,000   A-1      North Carolina Municipal Power PART MBIA-Insured
                            4.40% due 5/9/01                                               10,995,000
    4,375,000   NR       Robeson County Industrial Facilities & PCFA (Rocco
                            Turkeys Inc. Project) 5.55% VRDO AMT                            4,375,000
    1,750,000   A-1      Rowan County IDR PCR (Double LLC Project) Series 98
                            5.70% VRDO AMT                                                  1,750,000
-----------------------------------------------------------------------------------------------------
                                                                                          120,205,000
-----------------------------------------------------------------------------------------------------
Ohio -- 3.4%
                         Cuyahoga County Hospital Revenue Bonds VRDO:
                            AMBAC-Insured:
    5,000,000   VMIG 1*      University Hospital Series 99E 5.65%                           5,000,000
   11,690,000   A-1          Walker Center 5.60%                                           11,690,000
                            Cleveland Clinic Foundation:
   11,950,000   VMIG 1*      Series A 5.60%                                                11,950,000
    5,000,000   VMIG 1*      Series B 5.65%                                                 5,000,000
                         Franklin County Hospital Revenue U.S. Health Corp. VRDO:
   13,535,000   VMIG 1*     Series B 5.52%                                                 13,535,000
    5,765,000   VMIG 1*     Series C 5.52%                                                  5,765,000
    5,400,000   VMIG 1*  Hamilton County Ohio Hospital Facility Revenue Children's
                            Medical Center 5.58% VRDO                                       5,400,000
   64,995,000   MIG 1*   Hamilton County Ohio Sales Tax PART 5.67% VRDO                    64,995,000
    9,790,000   VMIG 1*  Hamilton Ohio Deaconess Long Term Healthcare
                            5.60% VRDO                                                      9,790,000
   13,655,000   A-1      Lake County Hospital Facilities Revenue (Lake Hospital
                            Systems Inc.) 5.60% VRDO                                       13,655,000
                         Lorraine County Ohio Catholic Health:
    9,000,000   VMIG 1*     4.30% due 10/12/00 (b)                                          9,000,000
    2,500,000   VMIG 1*     4.25% due 12/11/00 (b)                                          2,500,000
   33,900,000   A-1      Mahoning County Hospital Facility Revenue (Forum Health
                            Obligation Group) Series B MBIA-Insured 5.59% VRDO             33,900,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Ohio -- 3.4% (continued)
$   7,545,000   VMIG 1*  Ohio HFA Revenue (Assisted Living Concept Corp.)
                            5.50% VRDO AMT                                               $  7,545,000
                         Ohio State Air Quality Development Authority Revenue
                            (Ohio Edison Project) VRDO:
    3,500,000   VMIG 1*      PCR Series C 5.50%                                             3,500,000
   24,700,000   A-1          Series A 5.45%                                                24,700,000
    3,065,000   A-1      Ohio State Improvement Revenue Newark Group
                            5.60% VRDO AMT                                                  3,065,000
    8,500,000   VMIG 1*  Ohio State Water Development Authority Waste Disposal
                            Revenue (Timken Co. Project) 5.75% VRDO AMT                     8,500,000
    3,845,000   NR       South Western City School District AMBAC-Insured
                            3.20% due 12/1/00 (b)                                           3,835,667
    6,580,000   VMIG 1*  Toledo City Services Special Assessment Notes
                            5.50% VRDO                                                      6,580,000
-----------------------------------------------------------------------------------------------------
                                                                                          249,905,667
-----------------------------------------------------------------------------------------------------
Oklahoma -- 0.2%
    4,500,000   NR++     Creek County Industrial Authority IDR
                            (Henry Vogt Machinery) 5.75% VRDO AMT                           4,500,000
   14,000,000   A-1+     Oklahoma State Water Resource Board Student Loan
                            Program Series 94A 4.30% due 3/1/01 (b)                        14,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           18,500,000
-----------------------------------------------------------------------------------------------------
Oregon -- 0.6%
    7,650,000   VMIG 1*  Hillsboro Oregon Revenue Graduate Center Institute
                            Project 5.55% VRDO                                              7,650,000
   11,000,000   SP-1+    Multnomah County Oregon School District No.1J
                            Portland TRAN 5.00% due 6/29/01 (b)                            11,046,742
                         Oregon State EDA Commission IDR VRDO:
      200,000   P-1*        Eagle Pitcher Industries 4.50%                                    200,000
    1,300,000   NR+         Trust Joist MacMillan Inc. 5.60%                                1,300,000
                         Oregon State Housing & Community Services Single
                            Family Mortgage:
    8,500,000   MIG 1*       Series C 4.25% due 3/29/01(b)                                  8,500,000
    1,000,000   MIG 1*       Series D 4.30% due 3/29/01 AMT (b)                             1,000,000
   16,900,000   A-1+     Washington County MFH Authority (Cedar Mill Project)
                            5.65% VRDO AMT                                                 16,900,000
-----------------------------------------------------------------------------------------------------
                                                                                           46,596,742
-----------------------------------------------------------------------------------------------------
Pennsylvania -- 4.2%
    6,400,000   NR+      Allegheny County Hospital Development Authority Revenue
                            (Health Care Dialysis Clinic) 5.60% VRDO                        6,400,000
   10,000,000   MIG 1*   Allegheny County Port Authority Grant Anticipation Notes
                            5.00% due 6/29/01 (b)                                          10,043,828
                         Berks County IDA VRDO:
    2,345,000   NR+         Dunmore Corp. Project 5.65% AMT                                 2,345,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                23

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Pennsylvania -- 4.2% (continued)
                            Series A:
$   3,000,000   A-1+         Health Care Lutheran Services
                                AMBAC-Insured 5.40%                                     $   3,000,000
    3,700,000   A-1          Sweet Street Desserts 5.55%                                    3,700,000
   10,700,000   VMIG 1*  Cambria County Pennsylvania IDA (Cambria Cogen Corp.)
                            Series A-1 5.50% VRDO 10,700,000 Emmaus General
                         Authority Revenue VRDO:
   55,000,000   A-1+        Series 96 FSA-Insured 5.40%                                    55,000,000
    2,800,000   A-1+        Sub. Series E-15 5.65%                                          2,800,000
   15,000,000   SP-1+       Sub. Series H-12 5.65%                                         15,000,000
    2,400,000   A-1      Emmaus Pooled Loan Series G-13 5.65% VRDO                          2,400,000
    2,300,000   A-1      Gettysburg Area IDA (Brethren Home Community Project)
                            Series A 5.40% VRDO                                             2,300,000
    7,000,000   A-1      Lehigh County GPA Revenue The Good Shepherd Group
                            AMBAC-Insured 5.55% VRDO                                        7,000,000
    1,700,000   NR+      Luzerne County IDA IDR (Culp Inc. Project)
                            5.70% VRDO AMT                                                  1,700,000
    4,800,000   NR       Montgomery County IDA Valley Forge Plaza 5.40% VRDO                4,800,000
   58,200,000   NR       New Garden General Authority Pooled Financing Program
                            AMBAC-Insured 5.70% VRDO                                       58,200,000
    5,400,000   A-1+     Pennsylvania Energy Development Authority (Piney Creek)
                            Series A 5.50% VRDO AMT                                         5,400,000
                         Pennsylvania State Higher Education Assistance Agency
                            Student Loan Revenue VRDO AMT:
    7,000,000   VMIG 1*      Series A AMBAC-Insured 5.70%                                   7,000,000
    3,200,000   A-1+         Series B 5.75%                                                 3,200,000
    8,270,000   A-1      Pennsylvania State Higher Education Authority
                            (College of Optometry) 5.40% VRDO                               8,270,000
    4,910,000            Philadelphia IDR (Goldenberg Candy Project) Series A
                            5.55% VRDO AMT                                                  4,910,000
   36,600,000   SP-1+    Philadelphia TRAN Series A 5.00% due 6/29/01(b)                   36,766,108
   10,000,000   A-1      Philadelphia Water Municipal Securities Trust Certificates
                            4.40% VRDO                                                     10,000,000
                         Quakertown General Authority Revenue
                            (Pooled Financing Program) VRDO:
    2,100,000   VMIG 1*      Series 1985A 5.55%                                             2,100,000
    9,550,000   VMIG 1*      Series 98A 5.55%                                               9,550,000
      770,000   VMIG 1*      Series A 5.55%                                                   770,000
                         York General Authority Pooled Financing Revenue
                           AMBAC-Insured VRDO:
   31,625,000   A-1          Series 96B 5.40%                                              31,625,000
    4,380,000   A-1          Sub. Series A 5.40%                                            4,380,000
-----------------------------------------------------------------------------------------------------
                                                                                          309,359,936
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Rhode Island -- 0.2%
$   3,500,000   A-1      Rhode Island Health & Educational Building Corp.
                            Educational Institutional Revenue
                            (St. Andrew's School) 5.50% VRDO (b)                        $   3,500,000
                         Rhode Island State EDC VRDO:
    1,720,000   A-1         J-Cor LLC Project Series 98 5.70% AMT                           1,720,000
    2,675,000   A-1         Mathew Realty Co. 5.70% AMT                                     2,675,000
    6,360,000   A-1         McCoy Stadium 5.60%                                             6,360,000
-----------------------------------------------------------------------------------------------------
                                                                                           14,255,000
-----------------------------------------------------------------------------------------------------
South Carolina -- 2.3%
                         Anderson County IDR VRDO AMT:
    6,580,000   NR+         Culp Inc. 5.70%                                                 6,580,000
    2,800,000   NR+         Federal Paper Board Co. Inc. 5.70%                              2,800,000
    4,000,000   NR+         Mikron Corp. 5.75%                                              4,000,000
    2,500,000   NR       Beauford County South Carolina School District Series C
                            3.625% due 2/1/01                                               2,493,321
    2,252,000   NR+      Chesterfield County IDR (Culp Inc. Project)
                            5.70% VRDO AMT                                                  2,252,000
    2,000,000   A-1+     Florence County Solid Waste Disposal & Wastewater
                            Treatment Roche Carolina Inc. 5.65% VRDO AMT                    2,000,000
    1,000,000   A-1+     Marlboro County Solid Waste Disposal Facilities Revenue
                            Willamette Industries Inc. 5.60% VRDO AMT                       1,000,000
                         Piedmont Muni Power Agency Electric Revenue Refunding
                            MBIA-Insured VRDO:
   25,800,000   A-1+         Series C 5.65%                                                25,800,000
    6,400,000   A-1+         Series D 5.55%                                                 6,400,000
    7,500,000   A-1      Rock Hill Utility Systems Revenue Series B 5.50% VRDO              7,500,000
    6,130,000   A-1+     South Carolina GO PART 4.35% due 12/7/00 (b)                       6,130,000
                         South Carolina Jobs EDA Revenue VRDO:
    4,600,000   P-1*        BASF Corp. 5.80% AMT                                            4,600,000
    4,200,000   NR+         Conco Medical Products Project 5.80% AMT                        4,200,000
    7,200,000   A-1         Franco Manufacture Co. Inc. 5.70% AMT                           7,200,000
    4,400,000   NR+         Galey & Lord Industries Inc. 5.70% AMT                          4,400,000
    9,000,000   NR+         Greenville Baptist Project 5.60%                                9,000,000
    1,400,000   NR+         Greenville Machinery Project 5.70% AMT                          1,400,000
      500,000   NR          ISO Poly Films Inc. Project 5.75% AMT                             500,000
    5,100,000   NR+         Orders Realty Co. Inc. Project 5.70% AMT                        5,100,000
    4,500,000   NR+         Seeber USA LLP Project 5.80%                                    4,500,000
    3,000,000   NR          Southeastern Steel Co. Project 5.55% AMT                        3,000,000
    1,600,000   NR+         Spartan Iron & Metal Project 5.70% AMT                          1,600,000
   14,310,000   A-1         Wellman Inc. Porject 5.65%                                     14,310,000
    3,250,000   A-1+        YMCA Florence Project 5.60%                                     3,250,000
   16,600,000   VMIG 1*  South Carolina Port Authority Munitop PART FSA-Insured
                            5.72% VRDO AMT                                                 16,600,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                25

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
South Carolina -- 2.3% (continued)
                          South Carolina Public Service Authority:
$   6,500,000   VMIG 1*      PART Series L MBIA-Insured 5.50% VRDO                      $    6,500,000
                             Series B Prerefunded Escrowed in U.S. Government
                               Securities:
    5,000,000   A-1             6.00% due 7/1/01                                             5,053,543
    8,925,000   A-1             7.00% due 7/1/01                                             9,212,935
    3,500,000   A-1+      Williamsburg County IDR (Peddinghaus Project)
                             5.67% VRDO AMT                                                  3,500,000
------------------------------------------------------------------------------------------------------
                                                                                           170,881,799
------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
    8,200,000   A-1       Yankton IDR (Kolberg Pioneer Inc.) Series 98
                             5.65% VRDO AMT                                                  8,200,000
------------------------------------------------------------------------------------------------------
Tennessee -- 5.9%
    4,435,000   P-1*      Anderson County Tennessee IDB Revenue Bonds
                             (Becromal of America Inc. Project) 6.10% VRDO                   4,435,000
    4,200,000   VMIG 1*   Covington IDR (Charms Co. Project) 5.65% VRDO AMT                  4,200,000
    4,350,000   NR+       Dayton IDR (LA-Z-Boy Chair Co. Project) 5.60% VRDO                 4,350,000
    8,800,000   A-1+      Hamilton County IDR Aquarium-Imax 5.70% VRDO                       8,800,000
                          Knox County Health Education and Housing Facilities
                            Board Revenue VRDO:
    8,400,000   A-1+          Catholic Healthcare Series A 5.65%                             8,400,000
   20,000,000   A-1+          The Solutions Group Inc. Project 5.60%                        20,000,000
    8,100,000   NR+       Loudon IDB PCR (AE Stanley Manufacturing)
                             5.60% VRDO                                                      8,100,000
    3,100,000   NR+       McMinn County IDB (Thomas & Betts Corp. Project)
                             5.70% VRDO AMT                                                  3,100,000
    2,500,000   A-1+      Memphis State GO Series 95A 5.70% VRDO                             2,500,000
                          Metropolitan Nashville Davidson County VRDO:
    5,510,000   A-1+         HEFA Adventist/Sunbelt Series A 5.47%                           5,510,000
                             IDB Revenue:
   12,400,000   VMIG 1*       MFH Arbor Knoll 5.60%                                         12,400,000
    4,645,000   A-1+          Steel Coils Series 99 5.67% AMT                                4,645,000
    9,450,000   NR+           YMCA Project 5.70%                                             9,450,000
   10,000,000   VMIG 1*      Munitop PART FGIC-Insured 5.69% due 10/4/00                    10,000,000
    4,320,000   NR+          Series 98 5.70%                                                 4,320,000
                          Montgomery County Tennessee Public Building Authority
                             Pooled Financing Revenue VRDO:
    6,060,000   VMIG 1*       Montgomery County Loan 5.70%                                   6,060,000
  121,050,000   VMIG 1*       Tennessee County Loan Pool 5.70%                             121,050,000
   15,590,000   A-1+          Tennessee County Loan Pool 5.70%                              15,590,000
    4,000,000   NR        Rutherford County IDR (Outboard Marine Project)
                             5.20% VRDO AMT                                                  4,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Tennessee -- 5.9% (continued)
                         Sevier County Public Building Authority
                            (Local Government Public Improvement) VRDO:
                              AMBAC-Insured:
$  14,250,000   VMIG 1*        Series A-1 5.55%                                         $  14,250,000
    9,540,000   VMIG 1*        Series B 5.50%                                               9,540,000
   10,000,000   VMIG 1*        Series B-2 5.50%                                            10,000,000
    5,000,000   VMIG 1*        Series D-3 5.55%                                             5,000,000
   10,000,000   VMIG 1*        Series G-1 5.55%                                            10,000,000
    4,300,000   VMIG 1*        Series H-1 5.50%                                             4,300,000
    5,000,000   VMIG 1*        Series H-1 5.55%                                             5,000,000
                             FSA-Insured:
    5,800,000   VMIG 1*        Series B-5 5.55%                                             5,800,000
    5,000,000   VMIG 1*        Series B-11 5.50%                                            5,000,000
                         Shelby County Baptist TECP:
   12,500,000   A-1+        4.60% due 11/9/00 (b)                                          12,500,000
    7,500,000   A-1+        4.30% due 3/21/01 (b)                                           7,500,000
    6,500,000   A-1+        4.30% due 3/22/01 (b)                                           6,500,000
    9,945,000   NR+      Shelby County Health, Education & Housing
                            (Kirby Parkway Apartments) 5.70% VRDO                           9,945,000
    8,465,000   A-1+     Shelby Tennessee Methodist Healthcare 5.37% VRDO                   8,465,000
   11,550,000   A-1+     Stewart County Tennessee IDB Solid Waste Disposal
                            Revenue (Standara Gypsum Project) 5.65% VRDO                   11,550,000
   10,000,000   A-1+     Sumner County Tennessee Health Educational & Housing
                            Facilities Board Hospital Alliance Pooled 5.64% VRDO           10,000,000
                         Tennessee School Bond Authority:
   27,200,000   A-1+        4.20% due 10/6/00 (b)                                          27,200,000
   19,000,000   A-1+        4.30% due 11/9/00 (b)                                          19,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          438,460,000
-----------------------------------------------------------------------------------------------------
Texas -- 15.7%
   10,000,000   VMIG 1*  ABN AMRO Munitops Series 2000-11 PART psfg
                            5.76% VRDO                                                     10,000,000
    2,100,000   NR       Angelina & Neches River Authority Solid Waste Revenue
                            5.60% VRDO                                                      2,100,000
    7,500,000   VMIG 1*  Austin Texas Water & Wastewater Systems Revenue
                            Merlots Series LLL PART MBIA-Insured
                            5.50% VRDO                                                      7,500,000
   10,000,000   VMIG 1*  Comal ISD ABN AMRO Munitops Series 1999-9 PART
                            psfg 5.69% VRDO                                                10,000,000
   13,000,000   VMIG 1*  Barbers Texas School ABN AMRO Munitops Series 98-24
                            PART PSFG 5.69% VRDO                                           13,000,000
                         Brazos River Authority PCR (Texas Utilities Electric Co.)
                            VRDO AMT:
    5,755,000   A-1+         Series B 5.70%                                                 5,755,000
   10,000,000   A-1+         Series B 4.25%                                                10,000,000
   16,545,000   A-1+         Series C 5.65%                                                16,545,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                27

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Texas -- 15.7% (continued)
$   2,000,000   A-1+     Corpus Christi Authority Nueces County Marine Terminal
                            Revenue Reynolds Metal Co. 4.45%                            $   2,000,000
   10,140,000   A-1+     Corpus Christi Utilities System Series A
                            4.40% due 12/15/00 (b)                                         10,140,000
    4,500,000   VMIG 1*  Crawford IDR (Franklin Industrial Project)
                            5.70% VRDO AMT                                                  4,500,000
                         Dallas Fort Worth Texas International Airport VRDO:
    4,920,000   A-1+        Facility Improvement Corp. Revenue PART
                              Merrill Lynch Guarantee 5.77%                                 4,920,000
   10,000,000   NR          Flight Safety Project 5.70% AMT                                10,000,000
   14,900,000   VMIG 1*     Merlots Series 2000-2 PART FGIC-Insured 5.55% AMT              14,900,000
   15,000,000   A-1+     Dallas Fort Worth Regional Airport Revenue PART
                            MBIA-Insured 5.73% VRDO                                        15,000,000
    8,000,000   VMIG 1*  Dallas Water & Sewer Munitops Series 98-19 PART
                            FSA-Insured 5.67% VRDO                                          8,000,000
    4,800,000   A-1+     Denton Texas ISD Series B 4.40% due 8/15/01 (b)                    4,800,000
   65,000,000   VMIG 1*  Grand Prairie Texas Independent School District
                            4.35% due 8/1/01 (b)                                           65,003,250
    8,000,000   A-1      Grapevine Texas IDC (Trencor Jetco Inc.)
                            5.65% VRDO AMT                                                  8,000,000
                         Greater Texas Student Loan Corp.:
   10,000,000   A-1+        Series 96A 4.28% due 3/1/01 (b)                                10,000,000
   13,300,000   A-1+        Series 98A 4.22% due 2/1/01 AMT (b)                            13,300,000
   15,000,000   VMIG 1*     Series A 4.25% due 2/1/01 AMT (b)                              15,000,000
    3,000,000   VMIG 1*     Series B 4.22% due 2/1/01 AMT (b)                               3,000,000
   13,100,000   NR       Guadalupe Blanco River Texas IDR 5.60% VRDO                       13,100,000
    3,600,000   A-1+     Gulf Coast IDA Texas Marine Term Revenue
                            (Amoco Oil Co. Project) Series 93 5.65% VRDO AMT                3,600,000
                         Gulf Coast Waste Disposal Authority:
                            Amoco Oil Co. Project:
    4,000,000   VMIG 1*       4.20% due 10/1/00 (b) AMT                                     4,000,000
    4,400,000   A-1+          5.65% VRDO AMT                                                4,400,000
    5,000,000   A-1+        Environmental Improvement Revenue
                              4.30% due 3/1/01 (b)                                          5,000,000
    1,800,000   A-1+        PCR 5.65% VRDO AMT                                              1,800,000
    8,000,000   A-1+        Series 94 5.65% VRDO AMT                                        8,000,000
    4,000,000   NR       Harris County IDR Parrot Ice Drink Products Series A
                            5.75% VRDO                                                      4,000,000
   94,000,000   SP-1+    Harris County TAN 4.75% due 2/28/01 (b)                           94,191,566
    4,995,000   A-1+     Harris County Texas GO PART AMBAC-Insured
                            4.40% due 12/7/00 (b)                                           4,995,000
                         Houston Airport AMT:
   15,000,000   P-1*        Munitop 98-15 PART FGIC-Insured 5.80% VRDO                     15,000,000
    5,000,000   A-1+        Sr. Lein Series A 4.60% due 1/26/01 (b)                         5,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Texas -- 15.7% (continued)
                         Houston GO :
$  12,500,000   A-1+        City of Houston Texas Finance Rice University
                              4.25% due 12/20/00 (b)                                    $  12,500,000
                            TECP:
                              Series A:
    3,000,000   A-1+           4.30% due 11/28/00 (b)                                       3,000,000
   15,000,000   A-1+           4.50% due 1/11/01(b)                                        15,000,000
   14,000,000   A-1+           4.35% due 3/8/01(b)                                         14,000,000
   12,500,000   A-1+         Series B 4.35% due 1/11/01 (b)                                12,500,000
                         Houston ISD PART VRDO:
    7,320,000   A-1+        5.62%                                                           7,320,000
    9,150,000   A-1         Municipal Securities Trust Certificates
                              Series 9001 5.85%                                             9,150,000
   23,000,000   A-1+     Houston Texas Higher Education Rice University PART
                            5.62% VRDO                                                     23,000,000
   10,000,000   A-1+     Houston Water Sewer Systems Revenue Series A TECP
                            4.25% due 12/6/00 (b)                                          10,000,000
   12,700,000   A-1+     Intermountain Power Agency Power Supply Revenue
                            4.60% due 10/11/00 (b)                                         12,700,000
    7,900,000   A-1+     Katy ISD 5.45% VRDO                                                7,900,000
    8,000,000   NR+      Leon County IDR (BOC Group Inc. Project) 5.60% VRDO                8,000,000
    3,700,000   A-1+     Mansfield IDR (Pier 1 Imports Texas Inc. Project)
                            5.65% VRDO AMT                                                  3,700,000
   13,500,000   VMIG 1*  Mansfield ISD Series 96 5.60% due 10/5/00 (b)                     13,500,000
    3,485,000   NR+      Metropolitan Texas Higher Education Authority
                            (University of Dallas Project) 5.75% VRDO                       3,485,000
    6,800,000   A-1+     Midlothian Texas IDC (Texas Industrials Project)
                            5.70% VRDO AMT                                                  6,800,000
   16,855,000   A-1      Milam Texas IDC PCR (Alcoa Inc.)
                            4.70% due 11/14/00 (b)                                         16,855,000
                         North Central Health Facility Development Corp. VRDO:
    2,050,000   NR          Los Barrios Unidos Community 5.75%                              2,050,000
    2,000,000   A-1+        Presbyterian Medical Center Series C 5.50%                      2,000,000
                         North Texas Higher Education Authority Inc. Student Loan
                            Revenue Refunding VRDO AMT:
   10,100,000   A-1+         Series 1991A 5.50%                                            10,100,000
    3,500,000   A-1+         Series 1991F AMBAC-Insured 5.50%                               3,500,000
    5,500,000   VMIG 1*      Series 1993A 5.50%                                             5,500,000
    3,000,000   VMIG 1*      Series A 5.50%                                                 3,000,000
   45,490,000   A-1+     Plano Texas ISD 4.35% due 3/1/01(b)                               45,490,000
   13,800,000   A-1+     Richardson ISD Series A 5.45% VRDO                                13,800,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                29

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Texas -- 15.7% (continued) Round Rock:
$   2,850,000   NR+         IDR Refunding (Tellabs Inc. Project) 5.60% VRDO             $   2,850,000
    4,940,000   A-1+        ISD PART 4.20% due 11/9/00 (b)                                  4,940,000
   24,777,000   VMIG 1*  San Antonio Electricity & Gas Munitop PART
                            MBIA-Insured 5.69% VRDO                                        24,777,000
    4,030,000   NR       Sulfur Springs Texas IDR (CMH Manufacturing Inc. Project)
                            5.70% VRDO AMT                                                  4,030,000
    3,570,000   A-1+     Texas A & M University Revenue PART AMBAC-Insured
                            5.70% VRDO                                                      3,570,000
   24,000,000   A-1+     Texas Municipal Gas Reserves Corp. Series 98
                            FSA-Insured 5.45% VRDO                                         24,000,000
                         Texas Municipal Power Authority TECP:
   10,000,000   A-1+        4.30% due 10/4/00 (b)                                          10,000,000
    4,600,000   A-1+        4.40% due 10/5/00 (b)                                           4,600,000
   11,000,000   A-1+        4.30% due 10/20/00 (b)                                         11,000,000
    5,000,000   A-1+        4.35% due 12/6/00 (b)                                           5,000,000
   12,965,000   VMIG 1*  Texas Small Business IDC IDR (Texas Public Capital
                            Access) 5.55% VRDO                                             12,965,000
                         Texas State PFA Series 1993-A TECP:
    5,650,000   A-1+        4.25% due 10/6/00 (b)                                           5,650,000
    4,300,000   A-1+        4.35% due 12/15/00 (b)                                          4,300,000
  308,000,000   SP-1+    Texas State TRAN 5.25% due 8/31/01 (b)                           310,621,917
    5,930,000   VMIG 1*  Travis County Texas Housing Finance Corp. MFH Revenue
                            (Tanglewood Apartments) 5.50%                                   5,930,000
   40,000,000   VMIG 1*  Tyler Texas Health Facilities Development Corp.
                            Hospital Revenue 5.60% VRDO                                    40,000,000
-----------------------------------------------------------------------------------------------------
                                                                                        1,165,633,733
-----------------------------------------------------------------------------------------------------
Utah -- 1.3%
   15,410,000   A-1+     Alpine Utah School Disrict PART 4.40% due 12/7/00 (b)             15,410,000
   10,000,000   A-1+     Emery County PCR (PacifiCorp Project) 5.60% VRDO                  10,000,000
    2,890,000   A-1      Ogden City IDR (Infiltrator System Inc. Project)
                            5.60% VRDO AMT                                                  2,890,000
    4,375,000   A-1      Salt Lake City Utah IDR Parkview Plaza Association
                            5.55% VRDO                                                      4,375,000
   22,000,000   A-1      Salt Lake City Utah TRAN 5.00% due 6/29/01 (b)                    22,096,651
    4,000,000   NR       Utah County TRAN 4.75% due 12/29/00 (b)                            4,005,136
    8,150,000   VMIG 1*  Utah State Board Regents Student Loan Revenue Series A
                            5.45% VRDO AMT                                                  8,150,000
   13,600,000   NR       Utah State GO 6.00% due 7/1/01 (b)                                13,754,570
                         Weber County Utah IHC Healthcare VRDO:
    7,500,000   A-1+        Series A 5.50%                                                  7,500,000
   10,000,000   A-1+        Series C 5.60%                                                 10,000,000
-----------------------------------------------------------------------------------------------------
                                                                                           98,181,357
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
30                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Vermont -- 0.1%
                         Vermont Educational Buildings Finance VHA
                            (New England Project) AMBAC-Insured VRDO:
$   1,900,000   A-1+          Series B 5.70%                                            $   1,900,000
    1,900,000   A-1+          Series E 5.70%                                                1,900,000
-----------------------------------------------------------------------------------------------------
                                                                                            3,800,000
-----------------------------------------------------------------------------------------------------
Virginia -- 2.1%
                         Alexandria Virginia IDA IDR VRDO:
    8,000,000   A-1         Defense Analysis Series B AMBAC-Insured 5.55%                   8,000,000
    2,800,000   NR+         Global Printing Project 5.70% AMT                               2,800,000
    5,915,000   A-1         Pooled Loan Program Series A 5.70%                              5,915,000
    7,910,000   A-1+     Arlington County Virginia GO PART
                            4.35% due 12/7/00 (b)                                           7,910,000
    4,200,000   A-1+     Brunswick County IDR (Aegis Waste Solution)
                            5.70% VRDO AMT                                                  4,200,000
    3,300,000   A-1      Campbell County IDR Hadson Power Series 12-A
                            5.65% VRDO AMT                                                  3,300,000
    3,700,000   NR+      Front Royal & Warren IDA (PenTab Industries)
                            5.70% VRDO AMT                                                  3,700,000
   60,000,000   A-1+     Harrisonburg IDR Wachovia Pooled Loan Program
                            5.60% VRDO                                                     60,000,000
    5,000,000   NR+      Henrico Virginia Hermitage Health 5.70% VRDO                       5,000,000
    3,000,000   A-1+     King George County (Garnet of Virginia Inc. Project)
                            5.70% VRDO AMT                                                  3,000,000
    7,800,000   A-1+     Lynchburgh IDR VHA (Mid Atlantic Cap Project)
                            AMBAC-Insured 5.70% VRDO                                        7,800,000
    2,200,000   NR+      Mecklenburg Virginia IDA (Glaize & Bro LC)
                            5.70% VRDO AMT                                                  2,200,000
   25,000,000   A-1      Norfolk Airport Authority CP Notes 4.35% due 1/16/01(b)           25,000,000
    6,460,000   NR+      Rockbridge County IDR DES Champs High
                            5.70% VRDO AMT                                                  6,460,000
    4,400,000   A-1+     Virginia Port Authority Revenue PART MBIA-Insured
                            5.61% VRDO                                                      4,400,000
    3,680,000   NR+      Virginia Small Business Financing Authority
                            (Ennstone Project) 5.65% VRDO AMT                               3,680,000
-----------------------------------------------------------------------------------------------------
                                                                                          153,365,000
-----------------------------------------------------------------------------------------------------
Washington -- 3.5%
                         Central Pugent Sound Washington Transportation
                            Authority Sales Tax & Motor Certificates PART
                            FGIC-Insured VRDO:
   14,995,000   VMIG 1*       Series 1 5.62%                                               14,995,000
    2,270,000   VMIG 1*       Series 350 5.77%                                              2,270,000
    7,175,000   A-1+     King County Washington Housing Authority Revenue
                            (Overlake Tod Project) 5.70% VRDO AMT                           7,175,000
    2,400,000   A-1      Olympia Washington EDA (Spring Air Northwest Project)
                            5.85% VRDO AMT                                                  2,400,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                31

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Washington -- 3.5% (continued)
                         Pierce County EDA VRDO AMT:
$   4,200,000   P-1*        Dock & Wharf Facility Revenue
                              (SCS Industries) 5.65%                                    $   4,200,000
    2,180,000   A-1         Truss Co. Project 5.85%                                         2,180,000
    9,745,000   A-1+     Port of Seattle Sub. Lien Revenue 99B TECP
                            4.25% due 10/6/00 (b)                                           9,745,000
    5,815,000   A-1      Port Pasco EDA (Douglas Fruit Co. Inc. Project)
                            5.60% VRDO AMT                                                  5,815,000
                         Seattle Washington Municipal Light & Power
                              Revenue VRDO:
   11,000,000   A-1+          Series SGA 85 PART MBIA-Insured 5.60%                        11,000,000
    6,000,000   A-1+          Series SGA 96 5.60%                                           6,000,000
    8,005,000   A-1+     Seattle Washington Water System Revenue PART
                            FGIC-Insured 4.45% due 8/23/01 (b)                              8,005,000
    2,495,000   VMIG 1*  Vancouver Washington Water & Sewer Revenue
                            Series 260 5.62% VRDO                                           2,495,000
                         Washington Metropolitan Airport Authority AMT:
   20,000,000   A-1+        4.32% due 11/8/00 (b)                                          20,000,000
   52,700,000   A-1+        4.40% due 1/19/01 (b)                                          52,700,000
                         Washington State GO:
   24,740,000   A-1         Series R98B 4.00% due 7/1/01 (b)                               24,636,558
    9,985,000   A-1+        Series R99 PART 4.20% due 11/9/00 (b)                           9,985,000
                         Washington State HEFA (Seattle Pacific University Project)
                            VRDO:
    9,300,000   VMIG 1*      Series A 4.40%                                                 9,300,000
   20,700,000   VMIG 1*      Series B 4.40%                                                20,700,000
                         Washington State HFA MFH Mortgage Revenue VRDO:
    8,450,000   A-1+        Arbors on the Park Project 5.95% AMT                            8,450,000
    7,840,000   VMIG 1*     Glenbrooke Apartments Project Series A 5.55% AMT                7,840,000
    9,945,000   VMIG 1*     Variable Rate Certificates Series T 5.69%                       9,945,000
    9,195,000            Washington State Public Power Supply Systems Nuclear
                            Project No. 1 PART MBIA-Insured 5.62% VRDO                      9,195,000
                         Yakima County Public Corp. VRDO AMT:
    5,700,000   P-1*        Can Am Millwork Ltd. 5.80%                                      5,700,000
    2,000,000   NR+         Longview Fibre Co. 6.20%                                        2,000,000
-----------------------------------------------------------------------------------------------------
                                                                                          256,731,558
-----------------------------------------------------------------------------------------------------
West Virginia -- 0.6%
                         Marion County Commission Solid Waste Disposal Facility
                            Revenue (Granttown Project) VRDO AMT:
    4,805,000   A-1+         Series B 5.50%                                                 4,805,000
    3,400,000   A-1+         Series D 5.50%                                                 3,400,000
    1,730,000   NR+      Putnam County Solid Waste Disposal Revenue
                            (FMC Corp.) 5.70% VRDO AMT                                      1,730,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
32                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
West Virginia -- 0.6% (continued)
$  15,800,000   A-1+     West Virginia Public Energy Morgantown Association
                            Project 4.30% due 11/17/00 AMT (b)                          $ 15,800,000
    4,245,000   VMIG 1*  West Virginia School Building Series 263 PART                     4,245,000
                            FSA-Insured 5.62% VRDO
                         West Virginia State Hospital Finance Authoriy Hospital
                            Revenue (Mid-Atlantic/Cap) AMBAC-Insured VRDO:
    5,700,000   A-1          Series D 5.70%                                                 5,700,000
    4,490,000   A-1          Series E 5.70%                                                 4,490,000
    3,800,000   A-1          Series G 5.70%                                                 3,800,000
-----------------------------------------------------------------------------------------------------
                                                                                           43,970,000
-----------------------------------------------------------------------------------------------------
Wisconsin -- 2.3%
    9,500,000   NR+      Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                            Mills Co. Project) 5.80% VRDO AMT                               9,500,000
    3,040,000   A-1+     Germantown IDR (Great Lakes Pack Corp.)
                            5.67% VRDO AMT                                                  3,040,000
   13,245,000   A-1      Milwaukee Housing EDA PART GEMICO-Insured
                            5.00% VRDO AMT                                                 13,245,000
   61,700,000   SP-1+    Milwaukee Wisconsin RAN Series B
                            5.25% due 8/30/01 (b)                                          62,186,137
                         Wisconsin Housing & EDA PART AMT:
                            Home Ownership Revenue:
    1,725,000   VMIG 1*      GEMICO-Insured 5.67% VRDO                                      1,725,000
   10,000,000   A-1+         Series I 3.95% due 12/1/00 (b)                                 9,993,963
   10,000,000   A-1+        Single Family Revenue 5.72% VRDO                               10,000,000
   10,215,000   NR+      Wisconsin Housing Municipal Securities Trust
                            Series 1999-74 5.75% VRDO                                      10,215,000
    6,320,000   A-1+     Wisconsin Public Power Inc. System Power Supply
                            System Revenue PART AMBAC-Insured 5.70% VRDO                    6,320,000
   20,500,000   A-1      Wisconsin State HEFA Revenue Wausau Hospital Inc.
                            Series B 6.70% due 2/15/01 (b)                                 21,083,073
                         Wisconsin State HFA VRDO:
    3,590,000   NR+         Edgewood College Project 5.60%                                  3,590,000
    1,700,000   A-1+        Franciscan Health Care Series A-2 5.55%                         1,700,000
   20,457,000   A-1+     Wisconsin Transportation TECP 4.25% due 12/11/00 (b)              20,457,000
-----------------------------------------------------------------------------------------------------
                                                                                          173,055,173
-----------------------------------------------------------------------------------------------------
Wyoming -- 1.2%
    8,600,000   VMIG 1*  Green River Solid Waste (OCI Wyoming Project)
                            5.67% VRDO AMT                                                  8,600,000
    7,600,000   NR+      Lincoln County Wyoming PCR (Amoco Oil Co. Project)
                            4.15% due 10/1/00 (b)                                           7,600,000
   22,910,000   SP-1+    Wyoming Community Development Authority Housing
                            Revenue Series 5 3.70% due 12/1/00 AMT (b)                     22,873,880
   50,000,000   SP-1+    Wyoming State TRAN Series B 5.25% due 6/27/01 (b)                 50,323,927
-----------------------------------------------------------------------------------------------------
                                                                                           89,397,807
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                33

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 2000
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                    SECURITY                                       VALUE
=====================================================================================================
Miscellaneous -- 0.7%
$   6,630,000   VMIG 1*  ABN AMRO Multistate Munitops Trust Certificates
                            PART 5.69% VRDO                                            $    6,630,000
                         Pooled Puttable Floating Options Tax-Exempt PART
                            AMBAC/MBIA-Insured VRDO:
    7,020,000   A-1+         5.72% AMT                                                      7,020,000
    4,185,000   VMIG 1*      5.72% AMT                                                      4,185,000
    4,525,000   A-1+         5.82%                                                          4,525,000
   30,220,000   A-1+         5.92%                                                         30,220,000
-----------------------------------------------------------------------------------------------------
                                                                                           52,580,000
-----------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $7,435,293,615**)                                    $7,435,293,615
=====================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) which are rated by Moody's Investors Service, Inc. ("Moody's").
(b)   Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's or Standard & Poor's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
++ Security has not been rated by either Moody's or Standard & Poor's. However, the Board of Directors has determined this security to present minimal credit risks.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 35 and 36 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
34                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     -- Debt rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1   -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
           VRDO.
P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                35

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC  -- AMBAC Indemnity Corporation
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Company
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EFA    -- Educational Facilities Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GEMICO -- General Electric Mortgage Insurance Company
GO     -- General Obligation
HDA    -- Housing Development Authority
HEFA   -- Health and Educational Facilities Authority
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
ISD    -- Independent School District
MBIA   -- Municipal Bond Investors Assurance Corporation
MFH    -- Multi-Family Housing
PART   -- Partnership Structure
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
STEM   -- Short-Term Extendable Maturity
SWAP   -- Swap Structure
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bond
TRAN   -- Tax & Revenue Anticipation Notes
VHA    -- Veterans Housing Authority
VRDO   -- Variable-Rate Demand Obligation


--------------------------------------------------------------------------------
36                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments, at amortized cost                               $ 7,435,293,615
   Cash                                                                 453,728
   Interest receivable                                               49,176,022
--------------------------------------------------------------------------------
   Total Assets                                                   7,484,923,365
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                 319,032,050
   Dividends payable                                                 15,814,340
   Management fees payable                                            2,829,494
   Distribution fees payable                                            261,653
   Deferred compensation payable                                         33,586
   Accrued expenses                                                     565,074
--------------------------------------------------------------------------------
   Total Liabilities                                                338,536,197
--------------------------------------------------------------------------------
Total Net Assets                                                $ 7,146,387,168
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                   $    71,461,996
   Capital paid in excess of par value                            7,075,096,615
   Accumulated net realized loss on security transactions              (171,443)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 7,146,387,168
================================================================================
Shares Outstanding:
   Class A                                                        7,145,988,994
   -----------------------------------------------------------------------------
   Class Y                                                              210,626
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A                                                      $          1.00
   -----------------------------------------------------------------------------
   Class Y                                                      $          1.00
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                37

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2000

INVESTMENT INCOME:
   Interest                                                         $152,534,834
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                           17,093,378
   Distribution fees (Note 3)                                          3,588,266
   Shareholder and system servicing fees                               1,110,389
   Registration fees                                                     324,800
   Custody                                                               137,709
   Shareholder communications                                            122,500
   Audit and legal                                                        25,780
   Directors' fees                                                        10,140
   Other                                                                  67,301
--------------------------------------------------------------------------------
   Total Expenses                                                     22,480,263
--------------------------------------------------------------------------------
Net Investment Income                                                130,054,571
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                         356,269
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $130,410,840
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
38                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2000 (unaudited) and the Year Ended March 31, 2000

                                               September 30            March 31
==================================================================================
OPERATIONS:
   Net investment income                     $    130,054,571     $    193,340,436
   Net realized gains                                 356,269               50,522
----------------------------------------------------------------------------------
   Increase in Net Assets From Operations         130,410,840          193,390,958
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                         (130,054,524)        (193,340,436)
----------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders               (130,054,524)        (193,340,436)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares            14,952,292,783       31,188,863,236
   Net asset value of shares issued
     for reinvestment of dividends                122,966,340          185,808,308
   Cost of shares reacquired                  (14,933,048,676)     (31,499,008,246)
----------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                      142,210,447         (124,336,702)
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 142,566,763         (124,286,180)
NET ASSETS:
   Beginning of period                          7,003,820,405        7,128,106,585
----------------------------------------------------------------------------------
   End of period                             $  7,146,387,168     $  7,003,820,405
==================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                39

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


--------------------------------------------------------------------------------
40                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SSBC a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended September 30, 2000, the Fund paid transfer agent fees of $848,984 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class.

All officers and one Director of the Fund are employees of SSB.

4. Capital Loss Carryforward

At March 31, 2000, the Fund had, for Federal income tax purposes, approximately $501,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                                   2001         2002         2003         2005
================================================================================
Carryforward Amounts             $323,000      $37,000      $72,000      $69,000
================================================================================


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                41

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Capital Shares

At September 30, 2000, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.

At September 30, 2000, total paid-in capital amounted to the following for each class:

                                                Class A               Class Y
================================================================================
Total Paid-in Capital                       $7,146,346,803            $211,808
================================================================================

Transactions in shares of each class were as follows:

                                        Six Months Ended           Year Ended
                                       September 30, 2000        March 31, 2000
================================================================================
Class A
  Shares sold                              14,951,940,778        31,167,431,483
  Shares issued on reinvestment               122,958,405           185,629,877
  Shares reacquired                       (14,932,438,215)      (31,453,867,831)
--------------------------------------------------------------------------------
  Net Increase (Decrease)                     142,460,968          (100,806,471)
================================================================================
Class Y
  Shares sold                                     352,006            21,431,753
  Shares issued on reinvestment                     7,935               178,431
  Shares reacquired                              (610,462)          (45,140,415)
--------------------------------------------------------------------------------
  Net Decrease                                   (250,521)          (23,530,231)
================================================================================


--------------------------------------------------------------------------------
42                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended March 31, except where noted:

Class A Shares                    2000(1)          2000         1999         1998         1997         1996
===============================================================================================================
Net Asset Value,
  Beginning of Period             $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
  Net investment income(2)          0.018          0.028        0.028        0.031        0.029        0.033
  Dividends from net
   investment income               (0.018)        (0.028)      (0.028)      (0.031)      (0.029)      (0.033)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
Total Return                         1.83%++        2.89%        2.84%        3.15%        2.94%        3.34%
---------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)        $ 7,146        $ 7,003      $ 7,104      $ 6,336      $ 5,562      $ 5,395
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)(3)                     0.63%+         0.63%        0.62%        0.61%        0.67%        0.63%
  Net investment income              3.63+          2.84         2.79         3.10         2.90         3.28
===============================================================================================================

Class Y Shares                    2000(1)          2000         1999         1998         1997        1996(4)
===============================================================================================================

Net Asset Value,
  Beginning of Period             $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
  Net investment income             0.019          0.030        0.029        0.032        0.030        0.004
  Dividends from net
   investment income               (0.019)        (0.030)      (0.029)      (0.032)      (0.030)      (0.004)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
Total Return                         1.89%++        3.03%        2.95%        3.25%        3.04%        0.39%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)               $   0.2        $   0.5      $  24.0      $   0.5      $   5.0      $  18.0
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                        0.50%+         0.50%        0.49%        0.52%        0.57%        0.55%+
  Net investment income              3.70+          2.87         2.90         3.23         3.00         2.81+
===============================================================================================================

(1)   For the six months ended September 30, 2000 (unaudited).
(2) The manager has waived a portion of its fees related to Class A shares for the year ended March 31, 1996. If such fees were not waived, the per share effect on net investment income and expense ratio would have been $0.0001 and 0.64%, respectively.
(3) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for any share class.
(4)   For the period from February 12, 1996 (inception date) to March 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +    Annualized.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                43

                                                     Salomon Smith Barney
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Directors

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Joseph P. Deane
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

SSB Citi Fund Management LLC

Distributor

Salomon Smith Barney Inc.

Custodian

PFPC Trust Company

Transfer Agent

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Municipal Money Market Fund, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD0807 11/00